Vanguard® Multi-Sector Income Bond Fund
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (6.9%)
[1]	United States Treasury Note/Bond	1.375%	11/15/2031	1,500	1,296
[2]	United States Treasury Note/Bond	1.625%	11/15/2050	2,000	1,045
	United States Treasury Note/Bond	1.875%	2/15/2051	568	316
	United States Treasury Note/Bond	2.000%	8/15/2051	423	241
[2]	United States Treasury Note/Bond	2.375%	11/15/2049–5/15/2051	3,303	2,074
[2]	United States Treasury Note/Bond	2.750%	8/15/2032	2,000	1,837
	United States Treasury Note/Bond	2.875%	5/15/2049	225	160
	United States Treasury Note/Bond	3.250%	6/30/2029	2,000	1,949
	United States Treasury Note/Bond	3.500%	10/31/2027–9/30/2029	27,000	26,698
	United States Treasury Note/Bond	3.625%	8/15/2028	1,000	989
	United States Treasury Note/Bond	4.000%	1/31/2033	1,990	1,956
Total U.S. Government and Agency Obligations (Cost $38,704)					38,561
Asset-Backed/Commercial Mortgage-Backed Securities (10.9%)
Bermuda (0.1%)
[3,4]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/2049	212	213
Canada (0.1%)
[3,4]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/2029	100	101
[3,4]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/2029	120	120
[3,4]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/2031	9	9
[3,4]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/2031	5	5
[3,4]	Securitized Term Auto Receivables Trust Series 2025-B	5.121%	12/29/2032	18	18
[3,4]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/2032	59	59
[3,4]	Securitized Term Auto Receivables Trust Series 2026-A	4.873%	3/25/2033	158	157
					469
Cayman Islands (0.5%)
[3,4,5]	Balboa Bay Loan Funding Ltd. Series 2023-2A, TSFR3M + 1.150%	4.825%	10/20/2036	100	100
[3,4,5]	Balboa Bay Loan Funding Ltd. Series 2023-2A, TSFR3M + 1.550%	5.225%	10/20/2036	100	100
[3,4,5]	Barings CLO Ltd. Series 2025-7A, TSFR3M + 1.140%	4.813%	1/15/2038	150	150
[3,4,5]	Barings CLO Ltd. Series 2025-7A, TSFR3M + 1.500%	5.173%	1/15/2038	150	149
[3,4,5]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.500%	5.175%	4/20/2034	100	100
[3,4,6,7]	Bbam US CLO VII Ltd. Series 2026-7A	0.000%	7/27/2039	170	170
[3,4,5]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.250%	4.925%	10/20/2038	100	100
[3,4,5]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.550%	5.225%	10/20/2038	100	100
[3,4,5]	CIFC Funding Ltd. Series 2023-2A, TSFR3M + 1.130%	4.802%	1/21/2037	150	150
[3,4,5]	CIFC Funding Ltd. Series 2023-2A, TSFR3M + 1.450%	5.122%	1/21/2037	150	150
[3,4]	Dryden 42 Senior Loan Fund Series 2016-42A	5.525%	7/15/2037	130	130
[3,4,5]	Dryden 90 CLO Ltd. Series 2021-90A, TSFR3M + 1.250%	4.901%	11/15/2038	100	100
[3,4,5]	Dryden 90 CLO Ltd. Series 2021-90A, TSFR3M + 1.600%	5.251%	11/15/2038	100	100
[3,4,5]	Octagon 57 Ltd. Series 2021-1A, TSFR3M + 1.450%	5.123%	10/15/2034	100	100
[3,4,6,7]	Palmer Square CLO Ltd. Series 2026-2A	1.000%	7/20/2039	150	150
[3,4]	Rowe CLO Ltd. Series 2026-1A	4.911%	4/20/2039	120	120
[3,4]	Rowe CLO Ltd. Series 2026-1A	5.231%	4/20/2039	100	100
[3,4]	RR 44 Ltd. Series 2026-44A	4.842%	4/15/2041	170	170
[3,4]	RR 44 Ltd. Series 2026-44A	5.072%	4/15/2041	125	125
[3,4,6]	Voya CLO Ltd. Series 2026-2A	4.951%	7/15/2039	170	170
[3,4,6]	Voya CLO Ltd. Series 2026-2A	5.251%	7/15/2039	100	100
					2,634
Ireland (0.1%)
[3,4]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	200	201
[3,4]	Trafigura Securitisation Finance plc Series 2026-1A	5.120%	12/15/2029	460	459
					660
Jersey (0.1%)
[3,4,5]	Dryden 113 CLO Ltd. Series 2022-113A, TSFR3M + 1.090%	4.763%	10/15/2037	100	100
[3,4,5]	OCP CLO Ltd. Series 2023-30A, TSFR3M + 1.210%	4.883%	1/24/2039	150	150
[3,4,5]	OCP CLO Ltd. Series 2023-30A, TSFR3M + 1.550%	5.223%	1/24/2039	150	150
[3,4,5]	Wellington Management CLO 1 Ltd. Series 2023-1A, TSFR3M + 1.230%	4.905%	10/20/2038	150	150
[3,4,5]	Wellington Management CLO 1 Ltd. Series 2023-1A, TSFR3M + 1.550%	5.225%	10/20/2038	150	150
					700
United States (10.0%)
[3,4]	Affirm Asset Securitization Trust Series 2025-X2	4.930%	10/15/2030	100	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	270	268
[3,4]	Affirm Master Trust Series 2025-3A	4.750%	10/16/2034	100	99
[3,4]	Affirm Master Trust Series 2025-3A	4.890%	10/16/2034	230	228
[3,4]	Affirm Master Trust Series 2026-1A	4.370%	2/15/2034	570	567
[3,4]	Affirm Master Trust Series 2026-1A	4.720%	2/15/2034	160	159
[3,4]	Affirm Master Trust Series 2026-1A	4.910%	2/15/2034	370	367
[3,4,7]	Aligned Data Centers Issuer LLC Series 2026-1A	5.909%	6/15/2056	380	381
[3,4]	Ally Bank Series 2026-A	4.856%	3/15/2034	232	232
[3,4]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.452%	6/15/2033	162	162
[3,4]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.844%	6/15/2033	162	162
[3,4]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.991%	6/15/2033	162	162
[3,4]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.697%	9/15/2033	183	183
[3,4]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.942%	9/15/2033	183	183
[4]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/2029	90	92
[3,4]	AMSR Trust Series 2025-SFR1	3.655%	6/17/2042	170	162
[3,4]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	160	155
[3,4]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	120	115
[3,4]	AMSR Trust Series 2026-SFR1	3.775%	4/17/2043	100	95
[3,4]	ARI Fleet Lease Trust Series 2025-B	4.600%	3/15/2034	100	100
[3,4]	AutoNation Finance Trust Series 2025-1A	4.760%	6/10/2030	60	60
[3,4]	AutoNation Finance Trust Series 2025-1A	5.190%	12/10/2030	50	50
[3,4]	AutoNation Finance Trust Series 2025-1A	5.630%	9/10/2032	90	90
[3,4]	AutoNation Finance Trust Series 2026-1A	4.560%	10/14/2031	140	138
[3,4]	AutoNation Finance Trust Series 2026-1A	5.070%	1/11/2034	280	277
[3,4]	AutoNation Finance Trust Series 2026-2A	5.750%	5/15/2034	160	160
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	100	103
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/2029	130	130
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/2029	850	852
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.870%	8/20/2029	100	101
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.510%	8/20/2031	100	101
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	6.240%	8/20/2031	100	102
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2026-2A	5.000%	8/20/2032	100	98
[3,4]	Avis Budget Rental Car Funding LLC Series 2026-4A	5.090%	12/20/2032	360	360
[3,4]	Avis Budget Rental Car Funding LLC Series 2026-4A	5.480%	12/20/2032	100	100
[4]	BANK Series 2025-BNK50	6.072%	5/15/2068	40	42
[3,4]	Bank of America Auto Trust Series 2025-1A	4.470%	11/20/2031	30	30
[4]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	100	102
[3,4]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.830%	10/10/2042	100	99
[4]	Bridgecrest Lending Auto Securitization Trust Series 2025-3	4.810%	5/15/2031	110	110
[4]	Bridgecrest Lending Auto Securitization Trust Series 2025-4	4.800%	8/15/2031	70	70
[4]	Bridgecrest Lending Auto Securitization Trust Series 2026-1	4.440%	11/17/2031	250	247
[3,4]	BVCLN LLC Series 2026-CRD1	5.190%	9/25/2034	770	770
[3,4]	BX Commercial Mortgage Trust Series 2026-VLT10	5.358%	7/13/2058	210	204
[3,4]	BX Trust Series 2019-OC11	3.202%	12/9/2041	120	113
[3,4]	BX Trust Series 2025-ARIA	5.199%	12/13/2042	200	200
[3,4,5]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	4.693%	8/16/2029	230	230
[3,4,5]	Capital Street Master Trust Series 2026-1, SOFR30A + 1.150%	4.743%	5/16/2030	670	670
[4]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	30	30
[4]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/2031	70	71
[4]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/2031	50	51
[4]	CarMax Auto Owner Trust Series 2025-3	4.880%	4/15/2031	30	30
[4]	CarMax Auto Owner Trust Series 2025-3	5.220%	5/17/2032	90	90
[4]	CarMax Auto Owner Trust Series 2025-4	4.810%	9/15/2031	70	70
[4]	CarMax Auto Owner Trust Series 2025-4	5.110%	5/17/2032	30	30
[4]	CarMax Auto Owner Trust Series 2026-1	4.540%	3/15/2032	110	109
[4]	CarMax Auto Owner Trust Series 2026-1	4.930%	1/18/2033	70	69
[3,4]	CENT Trust Series 2025-CITY	5.091%	7/10/2040	100	100
[3,4]	Chase Auto Credit Linked Notes Series 2025-1	4.851%	2/25/2033	169	169
[3,4]	Chase Auto Credit Linked Notes Series 2025-1	5.047%	2/25/2033	169	169
[3,4]	Chase Auto Owner Trust Series 2025-1A	4.930%	12/26/2030	60	60
[3,4]	Chase Auto Owner Trust Series 2025-1A	5.240%	11/26/2032	250	249
[3,4]	Chase Auto Owner Trust Series 2025-2A	4.530%	4/25/2031	50	49
[3,4]	Chase Auto Owner Trust Series 2025-2A	5.030%	2/25/2033	250	246
[3,4]	Chase Auto Owner Trust Series 2026-1A	5.560%	9/26/2033	325	325
[3,4]	Compass Datacenters Issuer II LLC Series 2025-2A	4.926%	11/25/2050	360	352
[3,4]	Compass Datacenters Issuer III LLC Series 2025-3A	5.286%	7/25/2050	350	345
[3,4]	Compass Datacenters Issuer III LLC Series 2026-1A	4.897%	2/25/2056	360	356
[3,4]	Compass Datacenters Issuer III LLC Series 2026-1A	5.289%	2/25/2056	210	208
[3,4]	Concord Music Royalties LLC Series 2025-1A	5.507%	7/20/2075	340	340
[3,4,5]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	4.778%	9/25/2044	19	19

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,5]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	4.628%	2/25/2045	77	77
[3,4,5]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.078%	3/25/2045	129	130
[3,4,5]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	4.628%	5/25/2045	90	90
[3,4,5]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	4.628%	7/25/2045	102	102
[3,4,5]	Connecticut Avenue Securities Trust Series 2025-R06, SOFR30A + 0.900%	4.528%	9/25/2045	221	221
[3,4]	DB Master Finance LLC Series 2025-1A	4.891%	8/20/2055	229	226
[3,4]	DB Master Finance LLC Series 2026-1A	5.200%	5/20/2056	720	720
[3,4]	Dell Equipment Finance Trust Series 2025-2	4.530%	3/24/2031	100	99
[3,4]	Dell Equipment Finance Trust Series 2025-2	4.830%	3/22/2032	100	99
[3,4]	DLLAD LLC Series 2025-1A	4.590%	10/20/2032	150	150
[3,4]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/2049	48	46
[3,4]	Domino's Pizza Master Issuer LLC Series 2025-1A	4.930%	7/25/2055	390	387
[3,4]	Domino's Pizza Master Issuer LLC Series 2025-1A	5.217%	7/25/2055	240	239
[4]	Drive Auto Receivables Trust Series 2025-1	5.410%	9/15/2032	430	432
[4]	Drive Auto Receivables Trust Series 2025-2	4.900%	12/15/2032	500	495
[3,4]	Durst Commercial Mortgage Trust Series 2025-151	5.317%	8/10/2042	100	100
[3,4]	Enterprise Fleet Financing LLC Series 2025-2	4.410%	6/20/2029	200	200
[3,4]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/2031	210	210
[4]	Exeter Automobile Receivables Trust Series 2025-5A	4.680%	3/15/2032	90	89
[4]	Exeter Automobile Receivables Trust Series 2025-5A	5.160%	3/15/2032	490	488
[4]	Exeter Automobile Receivables Trust Series 2026-1A	4.400%	5/17/2032	220	217
[4]	Exeter Automobile Receivables Trust Series 2026-1A	5.000%	5/17/2032	520	514
[4]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/2031	20	20
[3,4]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/2031	100	100
[3,4]	First Investors Auto Owner Trust Series 2025-1A	4.750%	12/15/2031	90	89
[3,4]	First Investors Auto Owner Trust Series 2025-1A	5.220%	12/15/2033	70	69
[3,4]	First Investors Auto Owner Trust Series 2026-1A	5.800%	4/17/2034	750	751
[3,4]	Flatiron CLO 24 Ltd. Series 2023-2A	4.783%	1/15/2039	160	160
[3,4]	Flatiron CLO 24 Ltd. Series 2023-2A	4.993%	1/15/2039	150	150
[3,4]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/2034	100	100
[3,4]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/2038	270	268
[4]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/2031	240	241
[4]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/2030	80	80
[3,4,5,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA2, SOFR30A + 1.100%	4.728%	5/25/2045	70	70
[3,4,5,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA3, SOFR30A + 0.950%	4.578%	9/25/2045	755	756
[3,4,5,8]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	4.578%	2/25/2045	59	59
[3,4,5,8]	Freddie Mac STACR REMICS Trust Series 2026-HQA1, SOFR30A + 1.000%	4.628%	5/25/2046	202	202
[3,4,5,8]	Freddie Mac STACR REMICS Trust Series 2026-HQA1, SOFR30A + 1.250%	4.878%	5/25/2046	392	392
[3,4]	GLS Auto Receivables Issuer Trust Series 2025-4A	4.530%	4/15/2030	250	250
[3,4]	GLS Auto Select Receivables Issuer Trust Series 2026-1A	4.460%	2/17/2032	300	296
[4]	GM Financial Automobile Leasing Trust Series 2025-2	4.800%	4/20/2029	60	60
[4]	GM Financial Automobile Leasing Trust Series 2025-2	5.040%	10/22/2029	70	70
[4]	GM Financial Automobile Leasing Trust Series 2025-3	4.600%	1/21/2030	120	120
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.910%	10/18/2032	70	70
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.730%	1/18/2033	70	70
[3,4]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/2037	20	20
[3,4]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/2037	170	170
[3,4]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.790%	3/15/2029	300	300
[3,4]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.880%	3/15/2029	210	210
[3,4]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/2030	350	351
[3,4]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/2030	240	240
[3,4]	Goldentree Loan Management US CLO 28 Ltd. Series 2026-28A	4.837%	10/20/2039	100	100
[4]	Harley-Davidson Motorcycle Trust Series 2025-A	4.790%	2/15/2033	80	80
[3,4]	Hertz Vehicle Financing III LLC Series 2025-5A	4.620%	5/25/2030	160	158
[3,4]	Hertz Vehicle Financing III LLC Series 2025-5A	5.500%	5/25/2030	100	99
[3,4]	Hertz Vehicle Financing III LLC Series 2025-6A	4.890%	5/25/2032	180	178
[3,4]	Hertz Vehicle Financing III LLC Series 2025-6A	5.820%	5/25/2032	100	97
[3,4]	Hertz Vehicle Financing III LLC Series 2026-1A	5.090%	11/25/2030	300	300
[3,4]	Hertz Vehicle Financing III LLC Series 2026-1A	5.670%	11/25/2030	100	100
[3,4]	Hertz Vehicle Financing III LLC Series 2026-1A	6.450%	11/25/2030	120	120
[3,4]	Hertz Vehicle Financing III LLC Series 2026-2A	5.400%	11/25/2032	250	251
[3,4]	Hertz Vehicle Financing III LLC Series 2026-2A	6.080%	11/25/2032	170	171
[3,4]	Hertz Vehicle Financing III LLC Series 2026-2A	6.760%	11/25/2032	140	140
[3,4]	HPEFS Equipment Trust Series 2025-1A	4.790%	9/20/2032	90	90
[3,4]	HPEFS Equipment Trust Series 2025-1A	4.990%	3/21/2033	150	150
[3,4]	HPEFS Equipment Trust Series 2025-2A	4.410%	11/22/2032	100	99
[3,4]	HPEFS Equipment Trust Series 2025-2A	4.770%	5/20/2033	100	99
[3,4]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/2032	104	104
[3,4]	Huntington Bank Auto Credit-Linked Notes Series 2025-1	4.957%	3/21/2033	144	144
[3,4]	Huntington Bank Auto Credit-Linked Notes Series 2025-2	4.835%	9/20/2033	374	373

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Huntington Bank Auto Credit-Linked Notes Series 2026-1	4.503%	2/20/2034	299	296
[3,4]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/2029	170	171
[4]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/2031	40	40
[4]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/2032	110	110
[4]	Hyundai Auto Receivables Trust Series 2025-B	4.720%	7/15/2030	50	50
[4]	Hyundai Auto Receivables Trust Series 2025-B	4.920%	7/15/2032	70	70
[4]	Hyundai Auto Receivables Trust Series 2025-C	4.370%	1/18/2033	130	128
[3,4]	INT Commercial Mortgage Trust Series 2025-PLAZA	5.041%	11/5/2037	100	100
[3,4]	Jersey Mike's Funding Series 2025-1A	5.610%	8/16/2055	496	501
[3,4]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/2055	247	249
[3,4]	Jersey Mike's Funding LLC Series 2026-1A	4.952%	2/15/2056	319	315
[3,4]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/2031	200	204
[3,4]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/2030	250	251
[3,4]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/2032	120	121
[3,4]	LAD Auto Receivables Trust Series 2025-2A	4.700%	8/16/2032	90	89
[3,4]	LAD Auto Receivables Trust Series 2025-2A	5.010%	12/15/2032	80	79
[3,4]	LAD Auto Receivables Trust Series 2025-3A	4.600%	3/15/2033	90	89
[3,4]	LBTY Commercial Mortgage Trust Series 2026-225L	4.746%	2/10/2043	120	118
[3,4,5]	Lighthouse Park CLO Ltd. Series 2025-1A, TSFR3M + 1.110%	4.777%	10/24/2037	100	100
[3,4,5]	Lighthouse Park CLO Ltd. Series 2025-1A, TSFR3M + 1.450%	5.117%	10/24/2037	140	140
[3,4]	Lyra Music Assets Delaware LP Series 2025-1A	5.604%	9/20/2065	232	233
[3,4]	M&T Bank RV Trust Series 2026-1A	4.350%	1/15/2046	320	316
[3,4]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.780%	9/17/2029	110	110
[3,4]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.910%	3/16/2032	40	40
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/2058	500	518
[3,4]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/2055	159	159
[3,4]	Navient Refinance Loan Trust Series 2025-C	4.800%	10/15/2055	145	144
[3,4]	Navient Refinance Loan Trust Series 2026-B	5.070%	6/15/2056	370	370
[3,4]	Nelnet Student Loan Trust Series 2025-DA	4.650%	8/20/2054	149	147
[3,4]	Nelnet Student Loan Trust Series 2025-DA	4.860%	8/20/2054	180	178
[3,4]	Nelnet Student Loan Trust Series 2026-A	4.780%	2/21/2061	680	671
[3,4,5]	Nelnet Student Loan Trust Series 2026-A, SOFR30A + 1.300%	4.909%	2/21/2061	451	451
[4]	Nissan Auto Lease Trust Series 2025-B	4.810%	11/15/2029	50	50
[3,4]	NYC Commercial Mortgage Trust Series 2025-28L	4.824%	11/5/2038	100	99
[3,4]	OneMain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	580	580
[3,4]	OneMain Financial Issuance Trust Series 2025-1A	5.050%	7/14/2038	150	149
[3,4]	OneMain Financial Issuance Trust Series 2026-1A	4.980%	7/14/2039	1,120	1,124
[3,4]	OneMain Financial Issuance Trust Series 2026-1A	5.400%	7/14/2039	210	211
[3,4]	PenFed Auto Receivables Owner Trust Series 2025-A	4.670%	2/17/2032	20	20
[3,4]	PenFed Auto Receivables Owner Trust Series 2025-A	5.070%	10/17/2033	20	20
[3,4]	PFS Financing Corp. Series 2025-D	4.470%	5/15/2030	600	599
[3,4]	PFS Financing Corp. Series 2025-F	4.400%	8/15/2030	280	279
[3,4]	PFS Financing Corp. Series 2025-F	4.670%	8/15/2030	90	89
[3,4]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/2042	288	271
[3,4]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	180	170
[3,4]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	70	65
[3,4]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	900	864
[3,4]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	120	113
[3,4]	Progress Residential Trust Series 2026-SFR3	4.200%	7/17/2043	100	95
[3,4]	QTS Issuer ABS II LLC Series 2026-1A	5.364%	1/5/2056	1,150	1,136
[3,4]	QTS Issuer ABS II LLC Series 2026-4A	5.704%	3/5/2056	440	439
[3,4,7]	QTS Issuer ABS II LLC Series 2026-6A	5.340%	7/5/2056	190	190
[3,4]	RCKTL Trust Series 2025-2A	4.600%	11/27/2034	100	100
[3,4,5]	Red Oak Funding Master Trust Series 2025-1A, SOFR30A + 2.000%	5.609%	12/20/2030	100	101
[3,4]	Retained Vantage Data Centers Issuer LLC Series 2025-1A	5.091%	8/15/2050	200	194
[3,4]	RKTL Trust Series 2026-1A	4.330%	2/26/2035	100	99
[3,4]	Sabey Data Center Issuer LLC Series 2026-1	5.482%	1/20/2051	410	406
[3,4]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/2033	170	170
[3,4]	Santander Bank Auto Credit-Linked Notes Series 2025-A	5.151%	1/16/2034	250	249
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/2031	250	254
[4]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/2032	155	155
[4]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/2031	110	111
[4]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/2031	1,540	1,553
[4]	Santander Drive Auto Receivables Trust Series 2025-3	5.110%	9/15/2031	430	430
[4]	Santander Drive Auto Receivables Trust Series 2025-4	4.950%	1/15/2032	220	219
[3,4]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/2031	200	200
[3,4]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/2031	200	200
[3,4]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/2031	20	20
[3,4]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/2032	90	91
[3,4]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/2031	70	70

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	SFS Auto Receivables Securitization Trust Series 2025-2A	5.050%	4/20/2033	200	201
[3,4]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.640%	11/21/2033	200	198
[3,4]	SMB Private Education Loan Trust Series 2026-A	4.680%	12/15/2053	250	245
[3,4]	SoFi Consumer Loan Program Series 2026-3	5.090%	6/25/2035	240	240
[3,4]	SoFi Consumer Loan Program Trust Series 2025-4	4.910%	8/25/2035	100	100
[3,4]	SoFi Consumer Loan Program Trust Series 2026-1	4.740%	12/26/2035	240	238
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.470%	7/20/2028	260	260
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.500%	3/20/2029	70	70
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.740%	4/20/2029	50	50
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	5.080%	8/20/2029	90	90
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.710%	1/22/2030	250	249
[3,4,7]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-BA	5.040%	3/20/2031	200	200
[3,4]	Switch ABS Issuer LLC Series 2025-2A	5.121%	10/25/2055	250	246
[3,4]	Taco Bell Funding LLC Series 2025-1A	4.821%	8/25/2055	490	484
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	90	90
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	5.090%	6/20/2029	870	868
[3,4]	Tesla Sustainable Energy Business Trust Series 2026-1A	5.310%	5/20/2052	210	210
[3,4]	Trinity Rail Leasing LLC Series 2025-1A	5.090%	10/19/2055	108	107
[3,4]	Truist Bank Auto Credit-Linked Notes Series 2025-1	4.728%	9/26/2033	192	192
[3,4]	Truist Bank Auto Credit-Linked Notes Series 2026-1	5.067%	6/26/2034	1,260	1,258
[3,4]	US Bank C&I Credit-Linked Notes Series 2025-SUP2	4.818%	9/25/2032	172	171
[3,4]	US Bank NA Series 2025-SUP1	5.582%	2/25/2032	139	139
[3,4]	US Bank NA Series 2026-RVM1	5.595%	12/25/2046	227	224
[3,4]	US Bank NA Series 2026-SUP1	5.500%	6/27/2033	1,040	1,040
[3,4]	Vantage Data Centers Issuer LLC Series 2025-2A	5.239%	11/15/2055	670	651
[3,4]	Vantage Data Centers LLC Series 2025-1A	5.132%	8/15/2055	440	432
[3,4]	VB-S1 Issuer LLC Series 2026-1A	4.693%	3/15/2056	300	293
[3,4]	Verizon Master Trust Series 2023-6	5.050%	9/22/2031	200	200
[4]	Verizon Master Trust Series 2025-3	4.770%	3/20/2030	200	200
[4]	Verizon Master Trust Series 2025-3	4.900%	3/20/2030	100	100
[3,4]	Verizon Master Trust Series 2025-4	5.020%	3/21/2033	130	131
[3,4]	Verizon Master Trust Series 2025-4	5.200%	3/21/2033	140	140
[4]	Verizon Master Trust Series 2025-5	4.840%	6/20/2031	100	100
[3,4]	Verizon Master Trust Series 2025-6	4.850%	6/21/2033	240	240
[3,4]	Verizon Master Trust Series 2025-6	5.060%	6/21/2033	100	100
[3,4]	Verizon Master Trust Series 2025-8	4.600%	8/22/2033	100	98
[3,4]	Wells Fargo Commercial Mortgage Trust Series 2026-1250B	4.833%	3/10/2041	100	99
[3,4]	Wendy's Funding LLC Series 2018-1A	3.884%	3/15/2048	302	295
[3,4]	Westlake Automobile Receivables Trust Series 2026-1A	4.370%	6/16/2031	460	455
[3,4]	Westlake Automobile Receivables Trust Series 2026-1A	4.750%	7/15/2031	310	306
[3,4]	Westlake Flooring Master Trust Series 2025-1A	4.840%	10/15/2029	80	80
[4]	World Omni Auto Receivables Trust Series 2025-B	4.530%	8/15/2031	100	100
[4]	World Omni Auto Receivables Trust Series 2025-C	4.420%	11/17/2031	200	199
					56,168
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $61,031)					60,844
Corporate Bonds (67.0%)
Australia (0.2%)
[3]	Glencore Funding LLC	4.900%	7/1/2031	390	390
[3]	Goodman US Finance Eight LLC	5.875%	4/28/2046	140	137
[3]	Goodman US Finance Seven LLC	5.250%	4/28/2036	200	196
[3]	National Australia Bank Ltd.	2.990%	5/21/2031	100	91
					814
Brazil (0.0%)
[4]	Vale Overseas Ltd.	6.000%	2/25/2056	201	201
Canada (2.4%)
[3]	1011778 BC ULC	3.875%	1/15/2028	510	501
[3]	1011778 BC ULC	4.375%	1/15/2028	150	148
[3]	1011778 BC ULC	3.500%	2/15/2029	200	192
[3]	1011778 BC ULC	6.125%	6/15/2029	715	726
[3]	1011778 BC ULC	5.625%	9/15/2029	245	246
[3]	1011778 BC ULC	4.000%	10/15/2030	300	283
[3]	Air Canada	3.875%	8/15/2026	1,615	1,614
	Bank of Montreal	3.088%	1/10/2037	95	85
[3]	Bombardier Inc.	8.750%	11/15/2030	380	402
[3]	Bombardier Inc.	7.250%	7/1/2031	215	225
[3]	Bombardier Inc.	7.000%	6/1/2032	80	83
[3]	Bombardier Inc.	6.750%	6/15/2033	245	254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Bombardier Inc.	5.875%	1/15/2035	295	296
	Canadian Natural Resources Ltd.	2.950%	7/15/2030	40	37
	Enbridge Inc.	5.700%	3/8/2033	800	826
[3]	Garda World Security Corp.	7.750%	2/15/2028	60	61
[3]	Garda World Security Corp.	6.500%	1/15/2031	210	213
[3]	Garda World Security Corp.	8.250%	8/1/2032	505	517
[3]	Garda World Security Corp.	8.375%	11/15/2032	430	440
[3]	Gildan Activewear Inc.	5.400%	10/7/2035	35	34
[3]	Hudbay Minerals Inc.	6.125%	4/1/2029	1,080	1,086
	National Bank of Canada	4.950%	2/1/2028	330	331
[3]	NOVA Chemicals Corp.	4.250%	5/15/2029	305	298
[3]	NOVA Chemicals Corp.	9.000%	2/15/2030	410	430
	Nutrien Ltd.	4.200%	4/1/2029	630	623
[3]	Ontario Gaming GTA LP	8.000%	8/1/2030	250	248
	Rogers Communications Inc.	7.000%	4/15/2055	520	532
	Rogers Communications Inc.	7.125%	4/15/2055	305	314
[4]	Royal Bank of Canada	4.650%	10/18/2030	1,130	1,127
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	371	396
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	75	78
	Toronto-Dominion Bank	4.866%	4/22/2033	470	467
[4]	TransCanada PipeLines Ltd.	6.125%	10/17/2056	210	212
					13,325
Denmark (0.2%)
[3]	Danske Bank A/S	4.999%	3/27/2032	500	500
[3]	GENMAB A/S	6.250%	12/15/2032	785	799
					1,299
France (0.6%)
[3]	Altice France SA	6.500%	4/15/2032	617	596
[3,9]	Banijay Gaming SAS	5.125%	12/10/2031	155	180
[3]	BNP Paribas SA	4.916%	1/15/2034	536	526
[3]	BPCE SA	5.184%	6/2/2032	520	519
[3]	Opal Bidco SAS	6.500%	3/31/2032	850	867
[3]	Orange SA	4.750%	1/13/2033	444	435
[3]	SNF Group SACA	3.375%	3/15/2030	220	205
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	58	57
					3,385
Germany (0.5%)
	Deutsche Bank AG	6.819%	11/20/2029	49	51
	Deutsche Bank AG	4.999%	9/11/2030	810	813
	Deutsche Bank AG	4.950%	8/4/2031	324	323
[3,9,10]	IHO Verwaltungs GmbH, 6.375% PIK or 5.625% Cash	5.625%	5/15/2031	100	119
[3,10]	IHO Verwaltungs GmbH, 8.125% PIK or 7.375% Cash	7.375%	5/15/2033	180	187
[3]	TK Elevator US Newco Inc.	5.250%	7/15/2027	2	2
[3]	ZF North America Capital Inc.	7.500%	3/24/2031	1,460	1,470
[3]	ZF North America Capital Inc.	6.875%	4/23/2032	45	44
					3,009
Guatemala (0.1%)
[4]	Energuate Trust 2 0	6.350%	9/15/2035	650	646
Hong Kong (0.2%)
[3]	Melco Resorts Finance Ltd.	5.375%	12/4/2029	65	63
[3]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	860	845
					908
Ireland (0.6%)
[7]	Aercap Funding DAC	4.875%	7/7/2031	285	284
	AerCap Ireland Capital DAC	5.750%	6/6/2028	150	153
	AerCap Ireland Capital DAC	4.375%	11/15/2030	164	161
[3]	GGAM Finance Ltd.	8.000%	2/15/2027	375	376
[3]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	585	604
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	670	679
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	260	263
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	340	337
[3]	Virgin Media O2 Vendor Financing Notes VI DAC	8.500%	3/15/2033	305	245
					3,102
Israel (0.2%)
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	252	251
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	505	524

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/2046	305	236
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	265	271
					1,282
Italy (0.5%)
[3]	ENEL Finance International NV	4.125%	9/30/2028	1,410	1,393
[3]	Eni SpA	5.250%	5/18/2036	370	364
[3]	Intesa Sanpaolo SpA	5.000%	6/29/2030	580	581
[3]	Intesa Sanpaolo SpA	6.005%	6/29/2037	535	540
					2,878
Japan (0.8%)
[3]	Kioxia Holdings Corp.	6.250%	7/24/2030	315	325
[3]	Kioxia Holdings Corp.	6.625%	7/24/2033	40	42
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	200	202
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	200	203
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	750	759
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	250	246
[4]	Mizuho Financial Group Inc.	2.201%	7/10/2031	50	45
[3]	Nippon Life Insurance Co.	6.500%	4/30/2055	200	210
[3]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	250	259
[3]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	475	506
	Nomura Holdings Inc.	4.996%	6/29/2029	280	281
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	50	45
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	200	196
[7]	Sumitomo Mitsui Financial Group Inc.	5.138%	7/7/2034	205	204
[7]	Sumitomo Mitsui Financial Group Inc.	5.296%	7/7/2037	740	735
					4,258
Jersey, C.I. (0.1%)
[3,7]	Stonepeak Motion Holdco Ltd.	6.125%	7/15/2033	295	295
Macao (0.6%)
[3]	MGM China Holdings Ltd.	4.750%	2/1/2027	150	150
[3]	MGM China Holdings Ltd.	7.125%	6/26/2031	165	170
[3]	MGM China Holdings Ltd.	6.250%	5/15/2033	490	481
[3]	Studio City Finance Ltd.	5.000%	1/15/2029	1,100	1,055
[3]	Wynn Macau Ltd.	5.625%	8/26/2028	255	253
[3]	Wynn Macau Ltd.	5.125%	12/15/2029	305	298
[3]	Wynn Macau Ltd.	6.750%	2/15/2034	735	731
					3,138
Mexico (0.2%)
	Cemex SAB de CV	5.750%	6/5/2036	840	836
Netherlands (0.1%)
[3,7,9]	Nouryon Finance BV	6.125%	7/15/2031	100	116
	NXP BV	5.000%	1/15/2033	100	100
[3]	Sunrise FinCo I BV	4.875%	7/15/2031	280	264
[3]	VZ Secured Financing BV	5.000%	1/15/2032	15	13
[3]	Ziggo BV	4.875%	1/15/2030	305	287
					780
Norway (0.0%)
[3]	Seadrill Finance Ltd.	6.750%	7/15/2034	232	224
Peru (0.1%)
[4]	Marcobre SAC	5.750%	1/22/2036	770	759
Poland (0.1%)
[3]	Canpack SA	3.875%	11/15/2029	520	493
South Africa (0.0%)
[4]	Bidvest Group UK plc	6.200%	9/17/2032	200	202
Spain (0.0%)
	Banco Santander SA	6.607%	11/7/2028	100	105
	Banco Santander SA	6.921%	8/8/2033	50	54
					159
Switzerland (0.3%)
	UBS Americas Inc.	7.125%	7/15/2032	120	134
[3]	UBS Group AG	3.869%	1/12/2029	64	63

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	UBS Group AG	4.151%	12/23/2029	605	596
[3]	UBS Group AG	4.398%	9/23/2031	320	314
[3]	UBS Group AG	5.010%	3/23/2037	405	394
					1,501
United Arab Emirates (0.0%)
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	264	235
United Kingdom (2.4%)
[3]	A&K Travel Group Holdings Ltd.	7.500%	5/15/2033	385	389
	Barclays plc	4.837%	9/10/2028	120	120
	Barclays plc	5.086%	2/25/2029	200	201
	Barclays plc	5.207%	2/24/2037	200	195
	BAT Capital Corp.	2.259%	3/25/2028	2,070	1,992
	BAT Capital Corp.	4.906%	4/2/2030	95	95
	BAT Capital Corp.	6.343%	8/2/2030	1,055	1,115
	BAT Capital Corp.	4.625%	3/22/2033	385	377
	BAT Capital Corp.	6.421%	8/2/2033	200	216
	BAT Capital Corp.	5.625%	8/15/2035	500	515
	BAT International Finance plc	5.931%	2/2/2029	100	103
[3]	Belron UK Finance plc	5.750%	10/15/2029	360	362
[3]	Brightstar Lottery plc	5.750%	1/15/2033	365	358
[3]	California Buyer Ltd.	6.375%	2/15/2032	240	241
[3]	Flutter Treasury DAC	5.875%	6/4/2031	705	702
[3,9]	Froneri Lux FinCo Sarl	4.750%	8/1/2032	200	223
[3]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	200	196
[3]	Howden UK Refinance plc	7.250%	2/15/2031	470	455
[3]	Howden UK Refinance plc	8.125%	2/15/2032	1,295	1,166
	HSBC Holdings plc	4.619%	11/6/2031	580	572
	HSBC Holdings plc	5.733%	5/17/2032	600	619
	HSBC Holdings plc	2.804%	5/24/2032	85	77
	HSBC Holdings plc	5.208%	5/12/2034	770	767
	HSBC Holdings plc	5.279%	3/10/2037	23	22
[3]	Imperial Brands Finance plc	5.625%	7/1/2035	500	505
	National Grid plc	5.602%	6/12/2028	70	71
[4,9]	RAY Financing LLC	6.500%	7/15/2031	100	115
[3,9]	RAY Financing LLC	6.500%	7/15/2031	100	115
	Santander UK Group Holdings plc	4.320%	9/22/2029	744	736
[3]	Virgin Media Finance plc	5.000%	7/15/2030	200	151
[3]	Virgin Media Secured Finance plc	5.500%	5/15/2029	150	143
[3]	Virgin Media Secured Finance plc	4.500%	8/15/2030	650	554
					13,468
United States (56.6%)
[3]	1261229 BC Ltd.	10.000%	4/15/2032	1,115	1,129
	Abbott Laboratories	4.300%	3/15/2033	705	684
	AbbVie Inc.	4.400%	3/15/2033	230	225
[3]	Academy Ltd.	5.875%	5/15/2031	465	465
[3]	Acushnet Co.	5.625%	12/1/2033	190	189
[3]	ADI Escrow Issuer LLC	7.125%	7/15/2034	145	148
[3]	ADT Security Corp.	5.875%	10/15/2033	190	187
	Advance Auto Parts Inc.	3.900%	4/15/2030	175	165
[3]	Advance Auto Parts Inc.	7.000%	8/1/2030	490	503
[3]	Advance Auto Parts Inc.	7.375%	8/1/2033	455	471
[3]	Advanced Drainage Systems Inc.	6.375%	6/15/2030	280	284
	AEP Texas Inc.	5.400%	6/1/2033	50	51
	Airbnb Inc.	4.400%	3/16/2029	170	169
	Airbnb Inc.	4.650%	3/16/2031	60	60
[3]	Albertsons Cos. Inc.	6.500%	2/15/2028	200	202
[3]	Albertsons Cos. Inc.	5.500%	3/31/2031	400	391
[3]	Albertsons Cos. Inc.	5.750%	3/31/2034	505	481
	Allegion plc	3.500%	10/1/2029	56	54
[3]	Alliant Energy Finance LLC	5.400%	6/6/2027	250	252
[3]	Allison Transmission Inc.	4.750%	10/1/2027	510	509
[3]	Allison Transmission Inc.	5.875%	12/1/2033	245	244
	Ally Financial Inc.	5.737%	5/15/2029	60	61
[3]	Alumina Pty Ltd.	6.125%	3/15/2030	50	51
[3]	Alumina Pty Ltd.	6.375%	9/15/2032	840	855
[11]	Amazon.com Inc.	4.350%	6/12/2036	349	248
	AMC Global Media Inc.	4.250%	2/15/2029	374	331
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	230	231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	170	172
	Amcor Flexibles North America Inc.	5.125%	3/12/2036	600	589
[3]	American Airlines Inc.	5.750%	4/20/2029	1,800	1,803
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	125	121
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	205	202
[3]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	275	262
	American Electric Power Co. Inc.	5.200%	1/15/2029	190	193
	American Homes 4 Rent LP	4.950%	6/15/2030	65	65
	American Honda Finance Corp.	4.450%	1/8/2031	160	157
[4]	American Honda Finance Corp.	5.200%	4/8/2033	75	75
	American Tower Corp.	2.100%	6/15/2030	50	45
	Ameriprise Financial Inc.	5.200%	4/15/2035	90	90
[3]	Ameritex Holdco Intermediate LLC	7.625%	8/15/2033	150	157
	Amgen Inc.	5.250%	3/2/2030	115	117
	Amgen Inc.	4.200%	2/19/2031	595	583
	Amphenol Corp.	4.125%	11/15/2030	129	126
	Amphenol Corp.	4.400%	2/15/2033	70	68
	Amphenol Corp.	4.625%	2/15/2036	155	150
[3]	AmWINS Group Inc.	6.375%	2/15/2029	465	467
[3]	AmWINS Group Inc.	4.875%	6/30/2029	140	135
[3]	Antero Midstream Partners LP	6.625%	2/1/2032	305	311
[3]	Antero Midstream Partners LP	5.750%	10/15/2033	390	386
	Aon North America Inc.	5.150%	3/1/2029	190	193
	Aon North America Inc.	5.450%	3/1/2034	120	122
[3]	APLD ComputeCo 2 LLC	6.750%	3/15/2031	350	351
	Apollo Debt Solutions BDC	6.900%	4/13/2029	80	82
	Apollo Global Management Inc.	5.150%	8/12/2035	82	80
	Apollo Global Management Inc.	6.000%	12/15/2054	114	110
[3]	ARC Falcon I Inc.	9.750%	3/1/2033	585	563
[3]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/2029	260	247
[3,9]	Ardagh Metal Packaging Finance USA LLC	5.000%	1/30/2031	700	804
[3]	Ardagh Metal Packaging Finance USA LLC	6.250%	1/30/2031	220	222
	Ares Capital Corp.	5.875%	3/1/2029	70	71
	Ares Capital Corp.	5.950%	7/15/2029	318	321
	Ares Strategic Income Fund	5.700%	3/15/2028	100	100
	Ares Strategic Income Fund	6.350%	8/15/2029	14	14
[3]	Asbury Automotive Group Inc.	4.625%	11/15/2029	580	564
[3]	Asbury Automotive Group Inc.	5.000%	2/15/2032	50	48
[3]	Ascent Resources Utica Holdings LLC	5.875%	6/30/2029	240	239
[3]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	1,200	1,216
[3]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	260	262
[3]	Asurion LLC	8.000%	12/31/2032	225	228
[3]	Asurion LLC	8.375%	2/1/2034	610	565
	AT&T Inc.	2.750%	6/1/2031	155	141
[3]	AthenaHealth Group Inc.	6.500%	2/15/2030	140	134
	Athene Holding Ltd.	6.625%	10/15/2054	278	267
	ATI Inc.	5.875%	6/15/2033	100	101
	Augusta SpinCo Corp.	4.945%	3/23/2033	235	233
	AutoZone Inc.	6.250%	11/1/2028	40	41
[3]	Aviation Capital Group LLC	4.875%	1/28/2033	205	199
[3]	Axalta Coating Systems LLC	4.750%	6/15/2027	160	160
	Baker Hughes Holdings LLC	4.350%	6/15/2031	1,960	1,921
	Ball Corp.	6.000%	6/15/2029	35	36
	Ball Corp.	2.875%	8/15/2030	60	55
	Ball Corp.	5.500%	9/15/2033	710	714
[4]	Bank of America Corp.	3.970%	3/5/2029	50	49
[4]	Bank of America Corp.	2.087%	6/14/2029	100	95
[4]	Bank of America Corp.	4.271%	7/23/2029	90	89
[4]	Bank of America Corp.	3.194%	7/23/2030	100	96
	Bank of America Corp.	4.456%	2/6/2032	3,250	3,192
	Bank of America Corp.	4.695%	4/23/2032	1,415	1,403
	Bank of America Corp.	2.572%	10/20/2032	180	160
	Bank of America Corp.	5.518%	10/25/2035	200	201
	Bank of America Corp.	5.744%	2/12/2036	380	388
	Bank of America Corp.	5.489%	4/23/2037	745	743
	Bank of New York Mellon Corp.	5.060%	7/22/2032	103	104
[4]	Bank of New York Mellon Corp.	5.834%	10/25/2033	100	105
[4]	Bank of New York Mellon Corp.	6.474%	10/25/2034	110	120
[4]	Bank of New York Mellon Corp.	5.188%	3/14/2035	140	141
	Bank of New York Mellon Corp.	5.316%	6/6/2036	435	440

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of New York Mellon Corp.	5.085%	4/23/2037	510	505
	Bath & Body Works Inc.	7.500%	6/15/2029	80	81
[3]	Bath & Body Works Inc.	6.625%	10/1/2030	100	102
	Bath & Body Works Inc.	6.875%	11/1/2035	640	655
[3]	Bausch + Lomb Corp.	8.375%	10/1/2028	74	76
[3,10]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	47	51
[3]	Beacon Point DC LLC	6.129%	11/30/2042	190	192
	Becton Dickinson & Co.	4.874%	2/8/2029	100	101
[3]	Beignet Investor LLC	6.581%	5/30/2049	178	182
	Berry Global Inc.	5.650%	1/15/2034	14	14
[3]	Big River Steel LLC	6.625%	1/31/2029	1,025	1,026
[3]	BioMarin Pharmaceutical Inc.	5.500%	2/15/2034	100	98
[3]	Black Pearl Compute LLC	6.125%	2/15/2031	135	137
	Blackstone Secured Lending Fund	5.350%	4/13/2028	38	38
[3]	Block Inc.	5.625%	8/15/2030	670	672
	Block Inc.	6.500%	5/15/2032	490	500
[3]	Block Inc.	6.000%	8/15/2033	525	528
[3]	Blue Racer Midstream LLC	7.000%	7/15/2029	415	425
[3]	Blue Racer Midstream LLC	7.250%	7/15/2032	205	212
	Boeing Co.	5.150%	5/1/2030	870	881
	Boeing Co.	3.625%	2/1/2031	465	442
	Boeing Co.	3.600%	5/1/2034	300	270
	Boeing Co.	6.528%	5/1/2034	300	326
[3,9]	Bond US Bidco 1 Inc.	6.500%	6/15/2033	370	426
[3]	Bond US Bidco 1 Inc.	7.125%	6/15/2033	500	505
	BorgWarner Inc.	4.950%	8/15/2029	40	40
	Boyd Gaming Corp.	4.750%	12/1/2027	400	398
[3]	Boyd Gaming Corp.	4.750%	6/15/2031	390	377
	BP Capital Markets America Inc.	4.893%	9/11/2033	350	348
	Brandywine Operating Partnership LP	8.875%	4/12/2029	610	644
	Brandywine Operating Partnership LP	6.125%	1/15/2031	530	506
	Brixmor Operating Partnership LP	4.050%	7/1/2030	120	117
[3]	Broadcom Inc.	4.150%	4/15/2032	65	63
	Broadcom Inc.	4.600%	1/15/2033	276	271
	Broadcom Inc.	3.419%	4/15/2033	90	82
	Broadcom Inc.	4.950%	1/15/2036	650	639
	Brown & Brown Inc.	4.700%	6/23/2028	75	75
	Brown & Brown Inc.	5.650%	6/11/2034	100	101
[3]	Builders FirstSource Inc.	5.000%	3/1/2030	200	196
[3]	Builders FirstSource Inc.	6.375%	6/15/2032	80	81
[3]	Builders FirstSource Inc.	6.375%	3/1/2034	615	622
[3]	Builders FirstSource Inc.	6.750%	5/15/2035	120	122
[3]	Burford Capital Global Finance LLC	6.250%	4/15/2028	140	139
[3]	Burford Capital Global Finance LLC	9.250%	7/1/2031	100	97
[3]	Burford Capital Global Finance LLC	8.500%	1/15/2034	290	254
[3]	BWX Technologies Inc.	4.125%	6/30/2028	325	319
[3]	BWX Technologies Inc.	4.125%	4/15/2029	360	349
[3]	Cable One Inc.	4.000%	11/15/2030	486	263
[3]	Caesars Entertainment Inc.	4.625%	10/15/2029	200	192
[3]	Caesars Entertainment Inc.	7.000%	2/15/2030	180	181
[3]	Caesars Entertainment Inc.	6.500%	2/15/2032	120	117
[3]	California Resources Corp.	7.000%	1/15/2034	247	244
[3]	Canpack Group Inc.	6.000%	5/15/2031	200	201
	Capital One Financial Corp.	6.312%	6/8/2029	85	87
	Capital One Financial Corp.	5.700%	2/1/2030	143	146
	Capital One Financial Corp.	3.273%	3/1/2030	150	144
	Capital One Financial Corp.	4.722%	1/30/2032	3,170	3,126
	Capital One Financial Corp.	6.051%	2/1/2035	60	62
	Capital One Financial Corp.	5.197%	9/11/2036	180	176
	Carlyle Group Inc.	5.050%	9/19/2035	147	141
[3]	Carnival Corp. Ltd.	4.000%	8/1/2028	50	49
[3]	Carnival Corp. Ltd.	5.125%	5/1/2029	990	989
[3]	Carnival Corp. Ltd.	5.750%	3/15/2030	440	445
[3]	Carnival Corp. Ltd.	5.875%	6/15/2031	400	407
[3]	CCO Holdings LLC	5.125%	5/1/2027	76	76
[3]	CCO Holdings LLC	5.000%	2/1/2028	180	178
[3]	CCO Holdings LLC	4.750%	3/1/2030	885	840
[3]	CCO Holdings LLC	4.500%	8/15/2030	1,035	963
[3]	CCO Holdings LLC	4.250%	2/1/2031	300	270
[3]	CCO Holdings LLC	4.750%	2/1/2032	575	514

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CCO Holdings LLC	4.500%	5/1/2032	2,085	1,842
[3]	CCO Holdings LLC	7.000%	2/1/2033	245	240
	Cencora Inc.	4.600%	2/13/2033	70	68
	Centene Corp.	2.450%	7/15/2028	830	788
	Centene Corp.	4.625%	12/15/2029	310	302
[3]	Central Parent Inc.	7.250%	6/15/2029	575	302
[3]	Central Parent LLC	8.000%	6/15/2029	195	104
[3]	Champ Acquisition Corp.	8.375%	12/1/2031	430	451
[3]	Charles River Laboratories International Inc.	4.250%	5/1/2028	90	88
[3]	Charles River Laboratories International Inc.	3.750%	3/15/2029	930	893
	Charles Schwab Corp.	5.643%	5/19/2029	60	61
	Charles Schwab Corp.	6.196%	11/17/2029	70	72
	Charles Schwab Corp.	6.136%	8/24/2034	182	193
[3]	Chart Industries Inc.	7.500%	1/1/2030	20	21
[3]	Chart Industries Inc.	9.500%	1/1/2031	210	220
	Charter Communications Operating LLC	3.750%	2/15/2028	700	686
	Charter Communications Operating LLC	4.200%	3/15/2028	380	375
	Charter Communications Operating LLC	6.100%	6/1/2029	412	422
	Charter Communications Operating LLC	6.650%	2/1/2034	714	732
	Charter Communications Operating LLC	6.550%	6/1/2034	1,450	1,480
	Charter Communications Operating LLC	6.484%	10/23/2045	115	106
[3]	Chemours Co.	5.750%	11/15/2028	12	12
[3]	Chemours Co.	4.625%	11/15/2029	470	449
[3]	Chemours Co.	8.000%	1/15/2033	390	395
[3]	Chemours Co.	7.875%	3/15/2034	190	191
	Cheniere Energy Partners LP	4.000%	3/1/2031	130	125
	Cheniere Energy Partners LP	5.950%	6/30/2033	5	5
	Cheniere Energy Partners LP	5.550%	10/30/2035	210	213
[3]	Cheniere Energy Partners LP	5.350%	11/30/2036	1,590	1,582
[3]	Chobani LLC	6.375%	4/15/2034	325	330
[3]	Chord Energy Corp.	6.000%	10/1/2030	705	708
[3]	Chpe LLC	4.875%	6/30/2031	960	958
[3]	Chpe LLC	5.100%	6/30/2033	960	957
	Chubb INA Holdings LLC	4.900%	8/15/2035	120	118
[3]	Churchill Downs Inc.	5.500%	4/1/2027	80	80
[3]	Churchill Downs Inc.	4.750%	1/15/2028	780	773
[3]	Churchill Downs Inc.	5.750%	4/1/2030	295	295
[3]	Churchill Downs Inc.	6.750%	5/1/2031	240	244
[3]	Cipher Compute LLC	7.125%	11/15/2030	220	229
	Citigroup Inc.	4.643%	5/7/2028	1,035	1,036
	Citigroup Inc.	4.125%	7/25/2028	75	74
	Citigroup Inc.	4.503%	9/11/2031	856	845
	Citigroup Inc.	5.174%	9/11/2036	270	269
	Citizens Financial Group Inc.	5.253%	3/5/2031	87	88
[3]	Clarios Global LP	6.750%	2/15/2030	150	155
[3,9]	Clarios Global LP	4.750%	6/15/2031	100	115
[4,9]	Clarios Global LP	4.750%	6/15/2031	100	115
[3]	Clarios Global LP	6.750%	9/15/2032	65	66
[3]	Clean Harbors Inc.	5.125%	7/15/2029	700	696
[3]	Clean Harbors Inc.	5.750%	10/15/2033	355	358
[3]	Clearway Energy Operating LLC	4.750%	3/15/2028	625	619
[3]	Clearway Energy Operating LLC	3.750%	2/15/2031	165	153
[3]	Clearway Energy Operating LLC	3.750%	1/15/2032	124	113
[3]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	1,425	1,374
[3]	Cleveland-Cliffs Inc.	6.750%	4/15/2030	100	100
[3]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	405	410
[3]	Cloud Software Group LLC	6.500%	3/31/2029	389	378
[3]	Cloud Software Group LLC	9.000%	9/30/2029	695	675
[3]	Cloud Software Group LLC	8.250%	6/30/2032	1,050	983
[3]	CNX Resources Corp.	7.375%	1/15/2031	389	398
[3]	CNX Resources Corp.	7.250%	3/1/2032	729	750
[3]	CNX Resources Corp.	5.875%	3/1/2034	260	253
[3]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/2034	75	77
	Commercial Metals Co.	4.125%	1/15/2030	90	87
[3]	Commercial Metals Co.	5.750%	11/15/2033	280	278
[3]	Commercial Metals Co.	6.000%	12/15/2035	150	150
[3]	Community Health Systems Inc.	10.875%	1/15/2032	326	352
[3]	Community Health Systems Inc.	9.750%	1/15/2034	595	621
[3]	CompoSecure Holdings LLC	5.625%	2/1/2033	255	249
	Constellation Brands Inc.	2.250%	8/1/2031	50	44

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Constellation Energy Generation LLC	4.625%	2/1/2029	600	597
	Constellation Energy Generation LLC	4.400%	1/15/2031	90	88
	Consumers Energy Co.	5.050%	5/15/2035	360	360
	COPT Defense Properties LP	4.500%	10/15/2030	31	31
[3,7]	Core & Main LP	6.000%	7/1/2034	210	211
	Corebridge Financial Inc.	3.850%	4/5/2029	10	10
	Corebridge Financial Inc.	3.900%	4/5/2032	60	56
	Cotiviti Inc.	7.625%	5/1/2031	715	667
[3]	Cox Communications Inc.	4.800%	2/1/2035	326	293
[3]	CRC Insurance Group LLC	7.125%	6/1/2031	625	623
[3]	Credit Acceptance Corp.	6.625%	3/15/2030	920	923
[3]	Crescent Energy Finance LLC	7.750%	7/31/2029	180	180
	CRH America Finance Inc.	4.400%	2/9/2031	395	389
	Crown Americas LLC	5.875%	6/1/2033	1,180	1,188
[3]	CSC Holdings LLC	5.375%	2/1/2028	480	301
[3]	CSC Holdings LLC	11.250%	5/15/2028	205	132
[3]	CSC Holdings LLC	11.750%	1/31/2029	195	119
[3]	CSC Holdings LLC	4.125%	12/1/2030	180	107
[3]	CSC Holdings LLC	3.375%	2/15/2031	325	193
[3]	CSC Holdings LLC	4.500%	11/15/2031	175	103
	CVS Health Corp.	4.300%	3/25/2028	93	93
	CVS Health Corp.	5.250%	2/21/2033	80	81
	CVS Health Corp.	5.300%	6/1/2033	720	730
	CVS Health Corp.	5.700%	6/1/2034	120	124
[3]	Cyprium Corp.	6.125%	4/15/2031	85	85
	Dana Inc.	4.250%	9/1/2030	116	116
	Dana Inc.	4.500%	2/15/2032	84	84
[3]	DaVita Inc.	4.625%	6/1/2030	475	460
[3]	DaVita Inc.	3.750%	2/15/2031	190	176
[3]	DaVita Inc.	6.875%	9/1/2032	490	505
[3]	DaVita Inc.	6.750%	7/15/2033	385	397
	Dell International LLC	4.750%	7/15/2031	324	322
	Dell International LLC	4.750%	10/6/2032	162	160
[3]	Devon Energy Corp.	5.600%	3/15/2034	535	548
[3]	Devon Energy Corp.	5.400%	2/15/2035	300	302
[3]	Directv Financing LLC	5.875%	8/15/2027	6	6
[3]	Directv Financing LLC	8.875%	2/1/2030	695	708
[3]	Directv Financing LLC	10.000%	2/15/2031	775	805
[4]	Discovery Global Holdings Inc.	4.279%	3/15/2032	495	444
[4]	Discovery Global Holdings Inc.	5.050%	3/15/2042	635	465
[4]	Discovery Global Holdings Inc.	5.141%	3/15/2052	145	97
[3]	DISH Network Corp.	11.750%	11/15/2027	659	677
	Dominion Energy Inc.	5.350%	6/15/2036	540	541
	Duke Energy Progress LLC	3.400%	4/1/2032	50	47
	Duke Energy Progress LLC	5.250%	3/15/2033	330	337
	Eastman Chemical Co.	5.000%	8/1/2029	295	296
	Ecolab Inc.	5.150%	6/15/2033	970	983
[3]	EF Holdco	7.375%	9/30/2030	275	274
[3]	Element Solutions Inc.	3.875%	9/1/2028	715	698
	Elevance Health Inc.	5.150%	6/15/2029	70	71
	Elevance Health Inc.	5.375%	6/15/2034	400	406
	Eli Lilly & Co.	4.375%	5/20/2031	555	551
[3]	Ellucian Holdings Inc.	6.500%	12/1/2029	150	145
[3]	Encompass Health Corp.	5.875%	6/1/2034	480	479
[3]	Endo Finance Holdings LP	8.500%	4/15/2031	130	137
[4,9]	Energizer Gamma Acquisition BV	3.500%	6/30/2029	100	112
[3]	Energizer Holdings Inc.	4.750%	6/15/2028	547	542
[3]	Energizer Holdings Inc.	4.375%	3/31/2029	680	658
[3]	Energizer Holdings Inc.	6.000%	9/15/2033	65	63
[4]	Energy Transfer LP	5.500%	6/1/2027	164	165
	Energy Transfer LP	5.250%	4/15/2029	160	162
	Energy Transfer LP	5.200%	4/1/2030	250	254
[3]	Enpro Inc.	6.125%	6/1/2033	310	315
[3]	Entegris Inc.	4.375%	4/15/2028	580	572
[3]	Entegris Inc.	4.750%	4/15/2029	35	35
[3]	Entegris Inc.	5.950%	6/15/2030	250	252
	EOG Resources Inc.	4.400%	1/15/2031	240	237
	EQT Corp.	4.500%	1/15/2029	2	2
	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	357	348
	Equinix Inc.	3.900%	4/15/2032	510	482

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	ERAC USA Finance LLC	4.500%	10/30/2029	717	712
[3]	ERAC USA Finance LLC	4.700%	4/30/2031	641	639
[3]	Esab Corp.	5.625%	4/1/2031	245	245
[3]	Excelerate Energy LP	8.000%	5/15/2030	335	353
	Extra Space Storage LP	5.700%	4/1/2028	50	51
	Extra Space Storage LP	5.900%	1/15/2031	130	135
[7]	Extra Space Storage LP	4.900%	2/1/2032	365	363
	Extra Space Storage LP	4.950%	1/15/2033	155	153
[3]	Fair Isaac Corp.	4.000%	6/15/2028	740	723
[3]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	10	10
[3]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	530	520
	Ferguson Enterprises Inc.	4.350%	3/15/2031	450	442
	Fidelity National Information Services Inc.	4.800%	3/10/2031	290	287
	Fifth Third Bancorp	4.055%	4/25/2028	586	583
	Fifth Third Bancorp	6.339%	7/27/2029	100	103
[3]	First Student Bidco Inc.	4.000%	7/31/2029	370	355
[3]	FirstEnergy Transmission LLC	2.866%	9/15/2028	80	77
	FirstEnergy Transmission LLC	4.750%	1/15/2033	78	76
	FirstEnergy Transmission LLC	5.000%	1/15/2035	200	197
[3]	Flash Compute LLC	7.250%	12/31/2030	215	221
	FMC Corp.	3.450%	10/1/2029	100	93
[3]	FMC Corp.	8.000%	6/1/2031	370	385
	FMC Corp.	5.650%	5/18/2033	465	416
	FMC Corp.	8.450%	11/1/2055	475	347
[3]	Focus Financial Partners LLC	6.750%	9/15/2031	365	369
	Ford Motor Co.	9.625%	4/22/2030	5	6
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	110	108
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	320	329
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	95	100
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	200	207
[3]	Fortrea Holdings Inc.	7.500%	7/1/2030	39	40
[3]	Foundry JV Holdco LLC	5.500%	1/25/2031	2,200	2,250
[3]	Foundry JV Holdco LLC	6.150%	1/25/2032	750	787
[3]	Foundry JV Holdco LLC	5.900%	1/25/2033	600	625
	Fox Corp.	4.709%	1/25/2029	1,230	1,229
[3]	Freedom Mortgage Corp.	12.250%	10/1/2030	200	216
[3]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	275	286
[3]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	290	282
[3]	Freedom Mortgage Holdings LLC	9.125%	5/15/2031	600	621
[3]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	210	214
[3]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	190	185
[3]	Gates Corp.	6.875%	7/1/2029	855	875
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	50	50
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	110	110
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	100	102
[3]	Gen Digital Inc.	6.250%	4/1/2033	205	202
	General Electric Co.	4.900%	1/29/2036	196	196
	General Motors Financial Co. Inc.	5.350%	7/15/2027	45	45
	General Motors Financial Co. Inc.	3.850%	1/5/2028	50	49
	General Motors Financial Co. Inc.	5.050%	4/4/2028	1,400	1,409
	General Motors Financial Co. Inc.	2.400%	10/15/2028	535	508
	General Motors Financial Co. Inc.	5.800%	1/7/2029	785	804
	General Motors Financial Co. Inc.	4.750%	4/6/2029	405	405
	General Motors Financial Co. Inc.	3.600%	6/21/2030	60	57
	General Motors Financial Co. Inc.	4.600%	1/8/2031	1,010	996
	General Motors Financial Co. Inc.	5.100%	9/15/2031	480	481
	General Motors Financial Co. Inc.	5.625%	4/4/2032	90	92
[3]	Genesee & Wyoming Inc.	6.250%	4/15/2032	170	173
	Genesis Energy LP	8.250%	1/15/2029	300	310
	Genesis Energy LP	7.875%	5/15/2032	160	165
	Genesis Energy LP	8.000%	5/15/2033	330	343
	Genesis Energy LP	6.750%	3/15/2034	215	213
[3]	Georgia-Pacific LLC	4.600%	5/15/2031	600	595
[3]	GFL Environmental Holdings US Inc.	5.500%	2/1/2034	325	318
[3]	Global Atlantic Fin Co.	7.950%	6/15/2033	164	181
	Goldman Sachs Group Inc.	4.153%	10/21/2029	2,070	2,041
	Goldman Sachs Group Inc.	4.692%	10/23/2030	1,000	996
	Goldman Sachs Group Inc.	5.094%	4/20/2034	783	780
	Goldman Sachs Group Inc.	5.425%	6/3/2037	330	331
	Golub Capital Private Credit Fund	5.875%	5/1/2030	123	121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	90	86
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	253	244
	Goodyear Tire & Rubber Co.	8.875%	7/15/2032	485	489
	Goodyear Tire & Rubber Co.	5.625%	4/30/2033	205	178
[3]	Granite Construction Inc.	6.375%	6/15/2034	105	107
[3]	Graphic Packaging International LLC	4.750%	7/15/2027	365	363
[3]	Graphic Packaging International LLC	3.750%	2/1/2030	285	268
[3]	Graphic Packaging International LLC	6.375%	7/15/2032	365	368
[3]	Gray Media Inc.	7.250%	8/15/2033	90	89
	Haleon US Capital LLC	3.625%	3/24/2032	15	14
[3]	Harvest Midstream I LP	6.750%	5/15/2034	585	593
[3]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	1,605	1,590
	HCA Inc.	5.250%	3/1/2030	140	142
	HCA Inc.	4.300%	11/15/2030	400	391
	HCA Inc.	3.625%	3/15/2032	100	93
	HCA Inc.	4.600%	11/15/2032	520	506
	HCA Inc.	5.450%	9/15/2034	10	10
	HCA Inc.	4.900%	11/15/2035	1,060	1,026
[3]	Herc Holdings Inc.	6.625%	6/15/2029	105	107
[3]	Herc Holdings Inc.	7.000%	6/15/2030	260	269
[3]	Herc Holdings Inc.	5.750%	3/15/2031	370	369
[3]	Herc Holdings Inc.	7.250%	6/15/2033	365	381
[3]	Herc Holdings Inc.	6.000%	3/15/2034	100	99
[3]	Hess Midstream Operations LP	6.500%	6/1/2029	120	122
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	272	270
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	79	79
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	92	91
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	120	119
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	300	294
	Highwoods Realty LP	2.600%	2/1/2031	100	89
[3]	Hilton Domestic Operating Co. Inc.	4.000%	5/1/2031	350	331
[3]	Hilton Domestic Operating Co. Inc.	5.500%	9/15/2031	495	496
[3]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	490	495
[3]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	440	442
[3]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	337	334
[3]	Honeywell Aerospace Inc.	4.300%	3/16/2031	299	294
	Host Hotels & Resorts LP	4.250%	12/15/2028	480	475
[3]	Howard Midstream Energy Partners LLC	7.375%	7/15/2032	200	207
[3]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	205	207
	HPS Corporate Lending Fund	5.450%	1/14/2028	710	708
	HPS Corporate Lending Fund	4.900%	9/11/2028	379	371
[3]	HUB International Ltd.	7.250%	6/15/2030	50	51
[3]	HUB International Ltd.	7.375%	1/31/2032	155	158
	Hubbell Inc.	4.900%	6/15/2033	913	906
	Hubbell Inc.	5.150%	6/15/2036	673	670
	Hudson Pacific Properties LP	3.950%	11/1/2027	45	44
	Hudson Pacific Properties LP	5.950%	2/15/2028	500	495
	Huntington Bancshares Inc.	6.208%	8/21/2029	130	134
	Huntington Bancshares Inc.	5.709%	2/2/2035	162	166
	Huntington Bancshares Inc.	2.487%	8/15/2036	50	43
	Huntington Bancshares Inc.	5.605%	1/28/2041	210	206
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	154	159
[3]	HUT 8 DC LLC	6.192%	11/15/2042	267	271
[3]	Ingram Micro Inc.	4.750%	5/15/2029	1,295	1,271
	Intel Corp.	4.875%	2/10/2028	80	80
	Intel Corp.	2.450%	11/15/2029	426	396
	Intel Corp.	5.125%	2/10/2030	4,000	4,048
	Intel Corp.	4.650%	6/1/2031	528	523
	Intel Corp.	2.000%	8/12/2031	54	47
	Intel Corp.	4.150%	8/5/2032	120	115
	Intel Corp.	5.200%	2/10/2033	105	106
	Intel Corp.	5.150%	2/21/2034	89	89
	Intercontinental Exchange Inc.	2.100%	6/15/2030	40	36
[7]	Invitation Homes Operating Partnership LP	4.950%	2/1/2032	190	189
[3]	IQVIA Inc.	5.000%	5/15/2027	180	180
[3]	IQVIA Inc.	6.250%	6/1/2032	790	805
[3]	Jazz Securities DAC	4.375%	1/15/2029	200	196
	JBS NV	6.750%	3/15/2034	98	107
	Jersey Central Power & Light Co.	4.150%	1/15/2029	1,599	1,578
[3]	JetBlue Airways Corp.	9.875%	9/20/2031	1,270	1,152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	JH North America Holdings Inc.	5.875%	1/31/2031	235	236
[3]	JH North America Holdings Inc.	6.125%	7/31/2032	150	151
	JPMorgan Chase & Co.	4.505%	10/22/2028	1,710	1,710
[4]	JPMorgan Chase & Co.	4.005%	4/23/2029	50	49
	JPMorgan Chase & Co.	5.012%	1/23/2030	270	272
	JPMorgan Chase & Co.	4.603%	10/22/2030	160	159
	JPMorgan Chase & Co.	5.140%	1/24/2031	260	263
	JPMorgan Chase & Co.	5.193%	2/5/2037	1,074	1,058
	JPMorgan Chase & Co.	5.148%	4/23/2037	660	655
[3]	Kaiser Aluminum Corp.	4.500%	6/1/2031	150	143
[3]	KeHE Distributors LLC	9.000%	2/15/2029	620	649
[3]	KeHE Distributors LLC	7.125%	4/30/2033	295	300
	Keybank National Association	5.000%	1/26/2033	50	50
	Kinder Morgan Inc.	5.150%	6/1/2030	140	142
[3]	Kinetik Holdings LP	6.625%	12/15/2028	385	391
	Kraft Heinz Foods Co.	3.750%	4/1/2030	124	120
	L3Harris Technologies Inc.	5.250%	6/1/2031	160	163
	Lamar Media Corp.	3.750%	2/15/2028	500	490
	Lamar Media Corp.	4.000%	2/15/2030	520	498
[3]	Lamar Media Corp.	5.375%	11/1/2033	200	196
[3]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	1,068	1,023
	Leidos Inc.	4.100%	3/15/2029	1,523	1,498
[3]	Level 3 Financing Inc.	3.875%	11/15/2029	45	43
[3]	Liberty Mutual Group Inc.	5.250%	5/1/2036	120	118
[3]	Liberty Utilities Co.	5.100%	5/15/2031	320	319
[3]	LifePoint Health Inc.	10.000%	6/1/2032	100	100
[3]	LifePoint Health Inc.	7.000%	5/1/2034	350	335
[3]	Light & Wonder International Inc.	7.500%	9/1/2031	290	301
[3]	Light & Wonder International Inc.	6.250%	10/1/2033	280	278
[3]	Lithia Motors Inc.	4.625%	12/15/2027	70	70
[3]	Lithia Motors Inc.	3.875%	6/1/2029	300	287
[3]	Live Nation Entertainment Inc.	6.500%	5/15/2027	110	110
[3]	Live Nation Entertainment Inc.	3.750%	1/15/2028	100	98
	Lowe's Cos. Inc.	4.500%	10/15/2032	422	413
	M&T Bank Corp.	4.553%	8/16/2028	300	300
	M&T Bank Corp.	7.413%	10/30/2029	161	170
	M&T Bank Corp.	5.179%	7/8/2031	148	149
	M&T Bank Corp.	5.053%	1/27/2034	48	48
	M&T Bank Corp.	5.400%	7/30/2035	103	103
[3]	Magnera Corp.	7.250%	11/15/2031	568	553
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	250	250
[3]	Mars Inc.	5.200%	3/1/2035	332	333
	Marvell Technology Inc.	5.300%	4/15/2036	169	168
[3]	Matador Resources Co.	6.500%	4/15/2032	300	302
[3]	Matador Resources Co.	6.250%	4/15/2033	40	40
[3]	Matador Resources Co.	6.000%	4/15/2034	215	210
[3]	Match Group Holdings II LLC	4.625%	6/1/2028	172	170
[3]	Match Group Holdings II LLC	5.625%	2/15/2029	415	414
[3]	Match Group Holdings II LLC	4.125%	8/1/2030	358	337
[3]	McAfee Corp.	7.375%	2/15/2030	490	416
	McKesson Corp.	4.950%	5/30/2032	795	802
[3]	Medline Borrower LP	5.250%	10/1/2029	185	184
[3]	Men's Wearhouse LLC	9.000%	2/1/2031	215	228
[3]	Meridian Arc Holdco LLC	6.250%	4/30/2031	340	341
	Meta Platforms Inc.	4.550%	5/15/2031	1,131	1,125
	Meta Platforms Inc.	4.600%	11/15/2032	224	220
	Meta Platforms Inc.	4.875%	11/15/2035	476	463
	Meta Platforms Inc.	5.250%	5/15/2036	868	862
[3]	Midcontinent Communications	8.000%	8/15/2032	1,185	1,041
[3]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/2032	600	594
	Molson Coors Beverage Co.	5.500%	7/8/2036	135	136
	Morgan Stanley	5.173%	1/16/2030	560	565
	Morgan Stanley	4.654%	10/18/2030	1,000	995
	Morgan Stanley	5.230%	1/15/2031	235	238
[4]	Morgan Stanley	4.356%	10/22/2031	1,021	999
	Morgan Stanley	5.466%	1/18/2035	50	51
	Morgan Stanley	5.664%	4/17/2036	245	251
	Morgan Stanley	5.296%	4/10/2037	410	408
[4]	Morgan Stanley Bank NA	4.968%	7/14/2028	822	826
[4]	Morgan Stanley Private Bank NA	4.213%	2/8/2030	1,380	1,362

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Motorola Solutions Inc.	5.200%	8/15/2032	245	247
	MPT Operating Partnership LP	3.500%	3/15/2031	70	48
[3,9]	MPT Operating Partnership LP	7.000%	2/15/2032	400	460
[3]	MPT Operating Partnership LP	8.500%	2/15/2032	615	629
[3]	Mueller Water Products Inc.	4.000%	6/15/2029	20	19
	Nasdaq Inc.	5.350%	6/28/2028	80	81
	Navient Corp.	4.875%	3/15/2028	58	57
	Navient Corp.	5.500%	3/15/2029	150	144
	Navient Corp.	9.375%	7/25/2030	375	381
	Navient Corp.	11.500%	3/15/2031	380	401
[3]	NCL Corp. Ltd.	7.750%	2/15/2029	35	37
[3]	NCL Corp. Ltd.	5.875%	1/15/2031	190	184
[3]	NCL Corp. Ltd.	6.750%	2/1/2032	785	783
[3]	NCL Finance Ltd.	6.125%	3/15/2028	190	191
	Newell Brands Inc.	6.375%	9/15/2027	99	100
[3]	Newell Brands Inc.	8.500%	6/1/2028	150	157
	Newell Brands Inc.	6.625%	9/15/2029	751	764
	Newell Brands Inc.	6.625%	5/15/2032	220	223
	Newell Brands Inc.	7.375%	4/1/2036	90	91
	Newell Brands Inc.	7.500%	4/1/2046	375	350
[3]	Nexstar Media Inc.	6.500%	9/15/2033	650	650
[3]	Nexstar Media Inc.	7.250%	4/15/2034	280	279
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	280	284
	NiSource Inc.	5.200%	7/1/2029	205	208
[3]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	145	144
[3]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	135	132
[3]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	1,245	1,224
	NNN REIT Inc.	5.600%	10/15/2033	50	51
[3]	Noble Finance II LLC	8.000%	4/15/2030	402	416
[3]	Noble Finance II LLC	6.250%	6/15/2034	530	519
	Northrop Grumman Corp.	5.250%	7/15/2035	80	81
	Novartis Capital Corp.	4.600%	3/18/2033	540	535
[3]	Novelis Corp.	4.750%	1/30/2030	1,317	1,274
[3]	Novelis Corp.	3.875%	8/15/2031	345	314
[3]	NRG Energy Inc.	5.750%	7/15/2029	340	340
[3]	NRG Energy Inc.	5.750%	1/15/2034	730	723
[3]	NRG Energy Inc.	6.250%	11/1/2034	620	628
[3]	NRG Energy Inc.	6.000%	1/15/2036	425	424
[3]	NRG Energy Inc.	6.125%	5/15/2036	230	230
	NVIDIA Corp.	4.350%	6/15/2029	9,160	9,132
	NVIDIA Corp.	4.750%	6/15/2033	920	917
[3,9]	OAK-Eagle Acquireco Inc.	6.250%	7/1/2033	600	717
[3]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	235	246
[3]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	410	435
	OGE Energy Corp.	5.450%	5/15/2029	80	82
[3]	Olympus Water US Holding Corp.	7.250%	6/15/2031	500	508
[3]	Olympus Water US Holding Corp.	6.750%	8/1/2032	755	738
[3]	Olympus Water US Holding Corp.	7.250%	2/15/2033	860	850
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	120	115
	Omnicom Group Inc.	4.200%	3/2/2029	620	612
	OneMain Finance Corp.	3.500%	1/15/2027	440	436
	OneMain Finance Corp.	6.625%	5/15/2029	400	408
	OneMain Finance Corp.	6.125%	5/15/2030	1,000	1,000
	OneMain Finance Corp.	6.750%	3/15/2032	10	10
	OneMain Finance Corp.	7.125%	9/15/2032	15	15
	OneMain Finance Corp.	6.500%	3/15/2033	295	290
	OneMain Finance Corp.	6.750%	9/15/2033	195	193
	Oracle Corp.	4.550%	2/4/2029	318	314
	Oracle Corp.	2.950%	4/1/2030	1,600	1,473
	Oracle Corp.	4.450%	9/26/2030	509	491
	Oracle Corp.	4.950%	2/4/2031	627	614
	Oracle Corp.	5.350%	5/4/2033	1,420	1,379
[3]	Organon & Co.	4.125%	4/30/2028	671	663
[3]	Organon & Co.	5.125%	4/30/2031	65	64
[3]	Organon & Co.	6.750%	5/15/2034	960	1,013
[3]	Outfront Media Capital LLC	7.375%	2/15/2031	250	260
[3]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	915	904
[3]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	360	346
[3]	Owens-Brockway Glass Container Inc.	9.500%	6/1/2033	215	220
	Pacific Gas & Electric Co.	2.100%	8/1/2027	190	185

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pacific Gas & Electric Co.	6.100%	1/15/2029	2,010	2,070
	Pacific Gas & Electric Co.	2.500%	2/1/2031	250	224
	Paramount Global	2.900%	1/15/2027	24	24
	Paramount Global	3.700%	6/1/2028	100	97
	Paramount Global	4.200%	6/1/2029	335	321
	Paramount Global	4.200%	5/19/2032	8	7
	Paramount Global	5.500%	5/15/2033	900	804
	Paramount Global	5.850%	9/1/2043	505	379
	Paramount Global	4.950%	5/19/2050	510	329
[3]	Pattern Energy Operations LP	4.500%	8/15/2028	645	632
	Patterson-UTI Energy Inc.	6.050%	5/15/2036	130	129
[3]	Penn Entertainment Inc.	4.125%	7/1/2029	140	134
[3]	Performance Food Group Inc.	4.250%	8/1/2029	1,200	1,164
[3]	Performance Food Group Inc.	6.125%	9/15/2032	310	314
[3]	Performance Food Group Inc.	5.625%	3/1/2034	285	280
	Philip Morris International Inc.	5.125%	2/15/2030	50	51
	Philip Morris International Inc.	4.250%	10/29/2032	310	300
	Philip Morris International Inc.	4.875%	4/30/2035	190	187
	Philip Morris International Inc.	4.625%	10/29/2035	50	48
	Philip Morris International Inc.	4.875%	4/29/2036	820	803
	Phillips 66 Co.	5.250%	6/15/2031	85	87
	Pinnacle Bank	5.957%	1/15/2036	250	248
	Pinnacle Financial Partners Inc.	6.168%	11/1/2030	217	222
	Pinnacle Financial Partners Inc.	5.596%	5/19/2032	260	261
	Pinnacle West Capital Corp.	4.900%	5/15/2028	70	70
[3]	Pioneer Opco LLC	7.000%	5/15/2033	300	306
	PNC Financial Services Group Inc.	5.582%	6/12/2029	150	153
	PNC Financial Services Group Inc.	5.492%	5/14/2030	420	429
	PNC Financial Services Group Inc.	5.222%	1/29/2031	240	244
	PNC Financial Services Group Inc.	6.037%	10/28/2033	250	263
	PNC Financial Services Group Inc.	5.423%	1/25/2041	270	265
[3]	Post Holdings Inc.	6.250%	2/15/2032	190	193
[3]	Post Holdings Inc.	6.375%	3/1/2033	270	268
[3]	Post Holdings Inc.	6.250%	10/15/2034	65	64
[3]	Post Holdings Inc.	6.500%	3/15/2036	730	722
[3]	PR RNO Property Owner 1 LLC	6.500%	5/1/2031	1,240	1,238
	Progressive Corp.	5.150%	3/26/2036	425	425
	Prologis LP	4.900%	6/15/2036	90	88
	Prudential Financial Inc.	6.500%	3/15/2054	50	52
[3]	PSEG Power LLC	5.750%	5/15/2035	300	306
	Public Service Electric & Gas Co.	4.850%	8/1/2034	1,000	991
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	500	441
[3]	Qnity Electronics Inc.	5.750%	8/15/2032	685	689
[3]	Quikrete Holdings Inc.	6.375%	3/1/2032	550	562
[3]	Quikrete Holdings Inc.	6.750%	3/1/2033	760	775
[3]	QXO Building Products Inc.	6.500%	7/15/2031	150	153
[3]	QXO Building Products Inc.	6.750%	4/30/2032	640	661
[3]	QXO Building Products Inc.	6.875%	7/15/2034	205	210
[3]	Radiology Partners Inc.	8.500%	7/15/2032	405	424
[3]	Range Resources Corp.	4.750%	2/15/2030	230	225
[3]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	105	103
[3]	RD Michigan Property Owner I LLC	7.500%	3/30/2045	356	355
	Regions Financial Corp.	5.722%	6/6/2030	457	469
	Regions Financial Corp.	5.502%	9/6/2035	191	193
	Revvity Inc.	3.300%	9/15/2029	69	66
[3]	RHP Hotel Properties LP	6.500%	4/1/2032	650	665
[3]	RHP Hotel Properties LP	6.500%	6/15/2033	125	128
[3]	RHP Hotel Properties LP	5.750%	3/15/2034	150	148
[3]	Rivers Enterprise Borrower LLC	6.250%	10/15/2030	235	238
[3]	Rocket Cos. Inc.	6.500%	8/1/2029	400	408
[3]	Rocket Cos. Inc.	6.125%	8/1/2030	1,220	1,242
[3]	Rocket Cos. Inc.	6.125%	8/1/2031	200	204
[3]	Rocket Cos. Inc.	7.125%	2/1/2032	75	78
[3]	Rocket Cos. Inc.	6.375%	8/1/2033	350	356
[3]	Rocket Cos. Inc.	6.500%	6/15/2034	175	179
[3]	Rocket Mortgage LLC	3.625%	3/1/2029	450	433
[3]	Rocket Mortgage LLC	3.875%	3/1/2031	295	276
[3]	Rocket Software Inc.	9.000%	11/28/2028	190	189
[3]	Rockies Express Pipeline LLC	4.950%	7/15/2029	130	128
[3]	Rockies Express Pipeline LLC	6.750%	3/15/2033	190	195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	260	254
	RTX Corp.	6.000%	3/15/2031	1,000	1,055
[3]	Ryan Specialty LLC	4.375%	2/1/2030	150	145
[3]	Ryan Specialty LLC	5.875%	8/1/2032	440	433
	Ryder System Inc.	4.300%	12/1/2030	66	65
	Ryder System Inc.	6.600%	12/1/2033	125	136
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	565	560
	Sabra Health Care LP	3.900%	10/15/2029	81	79
	Salesforce Inc.	4.650%	3/15/2029	1,700	1,699
	SBA Communications Corp.	3.875%	2/15/2027	1,090	1,084
	SBA Communications Corp.	3.125%	2/1/2029	60	57
	Schlumberger Investment SA	4.800%	5/7/2033	430	428
[3]	Scripps Escrow II Inc.	3.875%	1/15/2029	515	469
	Service Corp. International	3.375%	8/15/2030	950	881
	Service Corp. International	5.750%	10/15/2032	200	201
[3]	Service Properties Trust	0.000%	9/30/2027	610	567
	Service Properties Trust	3.950%	1/15/2028	220	213
	Service Properties Trust	8.875%	6/15/2032	220	227
	ServiceNow Inc.	4.700%	8/15/2031	271	270
[3]	Shift4 Payments LLC	6.750%	8/15/2032	890	892
[4,9]	Shift4 Payments LLC	5.500%	5/15/2033	300	334
[3]	Sirius XM Radio LLC	4.000%	7/15/2028	200	195
[3]	Sirius XM Radio LLC	3.875%	9/1/2031	80	73
[3]	Six Flags Entertainment Corp.	8.625%	1/15/2032	360	371
[3]	Six Flags Entertainment Corp.	6.625%	5/1/2032	280	284
	Sixth Street Lending Partners	6.125%	7/15/2030	190	191
[3]	SM Energy Co.	6.750%	8/1/2029	465	473
[3]	SM Energy Co.	8.625%	11/1/2030	125	131
[3]	SM Energy Co.	8.750%	7/1/2031	95	99
[3]	SM Energy Co.	7.000%	8/1/2032	490	494
[3]	SM Energy Co.	9.625%	6/15/2033	850	932
[3]	SM Energy Co.	6.625%	4/15/2034	640	630
	Southern California Edison Co.	4.800%	3/15/2033	200	196
[4]	Southern Power Co.	4.250%	10/1/2030	170	167
[4]	Southern Power Co.	4.900%	10/1/2035	90	87
[3]	Space Exploration Technologies Corp.	5.350%	7/15/2031	800	799
[3]	SS&C Technologies Inc.	5.500%	9/30/2027	1,025	1,025
[3]	SS&C Technologies Inc.	6.500%	6/1/2032	420	423
[3]	Standard Building Solutions Inc.	6.500%	8/15/2032	640	644
[3]	Standard Building Solutions Inc.	6.250%	8/1/2033	220	218
[3]	Standard Industries Inc.	4.750%	1/15/2028	150	149
[3]	Star Parent Inc.	9.000%	10/1/2030	290	304
[3]	Starwood Property Trust Inc.	5.250%	10/15/2028	100	100
[3]	Starwood Property Trust Inc.	7.250%	4/1/2029	115	119
[3,7]	Starwood Property Trust Inc.	5.875%	8/15/2029	135	135
[3]	Starwood Property Trust Inc.	6.000%	4/15/2030	205	206
[3]	Starwood Property Trust Inc.	6.500%	10/15/2030	330	338
	State Street Corp.	4.784%	10/23/2036	309	300
	State Street Corp.	5.094%	4/24/2037	280	278
	Steel Dynamics Inc.	4.000%	12/15/2028	260	256
[3]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	255	253
[3]	Stingray Compute LLC	6.000%	6/15/2031	80	80
[3]	Sumisho Air Lease Corp.	4.500%	3/24/2029	1,870	1,854
[3]	Sumisho Air Lease Corp.	4.850%	3/24/2031	1,770	1,751
[3]	Sunoco LP	7.000%	9/15/2028	175	179
[3]	Sunoco LP	5.625%	3/15/2031	915	908
[3]	Sunoco LP	5.375%	7/15/2031	135	133
[3]	Sunoco LP	6.625%	8/15/2032	185	188
[3]	Sunoco LP	6.250%	7/1/2033	90	91
[3]	Sunoco LP	5.625%	7/15/2034	190	185
[3]	Sunoco LP	7.875%	Perpetual	215	224
[3]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	485	478
	Synopsys Inc.	4.650%	4/1/2028	110	110
	Synopsys Inc.	4.850%	4/1/2030	140	140
	Synopsys Inc.	5.000%	4/1/2032	130	130
	Sysco Corp.	4.400%	7/25/2031	15	15
[3]	Talen Energy Supply LLC	6.125%	5/1/2031	170	170
[3]	Talen Energy Supply LLC	6.375%	5/1/2033	130	130
[3]	Talen Energy Supply LLC	6.250%	2/1/2034	385	383
[3]	Talen Energy Supply LLC	6.500%	2/1/2036	170	171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Tallgrass Energy Partners LP	7.375%	2/15/2029	1,210	1,241
[3]	Tallgrass Energy Partners LP	6.000%	12/31/2030	140	140
[3]	Tallgrass Energy Partners LP	6.750%	3/15/2034	780	787
	Targa Resources Corp.	6.150%	3/1/2029	89	92
	Targa Resources Corp.	4.900%	9/15/2030	88	88
	Targa Resources Corp.	6.500%	3/30/2034	105	113
[3]	Teleflex Inc.	5.875%	1/15/2032	135	136
	Tenet Healthcare Corp.	5.125%	11/1/2027	100	100
	Tenet Healthcare Corp.	6.125%	10/1/2028	138	138
	Tenet Healthcare Corp.	4.250%	6/1/2029	40	39
	Tenet Healthcare Corp.	4.375%	1/15/2030	320	310
	Tenet Healthcare Corp.	6.125%	6/15/2030	520	524
	Tenet Healthcare Corp.	6.750%	5/15/2031	375	384
[3]	Tenet Healthcare Corp.	5.500%	11/15/2032	830	825
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	190	187
	T-Mobile USA Inc.	5.300%	5/15/2035	300	302
[3]	TopBuild Corp.	3.625%	3/15/2029	125	125
[3]	TopBuild Corp.	5.625%	1/31/2034	390	393
[3]	TransDigm Inc.	6.750%	8/15/2028	375	379
[3]	TransDigm Inc.	6.375%	3/1/2029	369	375
[3]	TransDigm Inc.	7.125%	12/1/2031	130	135
[3]	TransDigm Inc.	6.625%	3/1/2032	688	706
[3]	TransDigm Inc.	6.000%	1/15/2033	125	126
[3]	TransDigm Inc.	6.375%	5/31/2033	1,315	1,328
[3]	TransDigm Inc.	6.125%	7/31/2034	415	415
[3]	Transocean International Ltd.	8.250%	5/15/2029	515	532
[3]	Transocean International Ltd.	8.750%	2/15/2030	539	559
[3]	Transocean International Ltd.	8.500%	5/15/2031	670	695
[3]	Transocean International Ltd.	7.875%	10/15/2032	160	167
[4]	Truist Financial Corp.	7.161%	10/30/2029	60	63
	Tyson Foods Inc.	4.950%	2/20/2036	35	34
	Uber Technologies Inc.	4.300%	1/15/2030	80	79
	Uber Technologies Inc.	4.800%	9/15/2034	22	22
	Uber Technologies Inc.	4.800%	9/15/2035	200	194
[3]	UKG Inc.	6.875%	2/1/2031	455	442
	United Airlines Holdings Inc.	4.875%	3/1/2029	180	178
	United Airlines Holdings Inc.	5.375%	3/1/2031	590	587
	United Rentals North America Inc.	4.000%	7/15/2030	100	96
	UnitedHealth Group Inc.	4.950%	1/15/2032	200	201
[3]	Univision Communications Inc.	7.375%	6/30/2030	310	311
[3]	Univision Communications Inc.	8.500%	7/31/2031	710	713
[3]	Univision Communications Inc.	9.375%	8/1/2032	80	81
[3]	Univision Communications Inc.	8.875%	4/15/2033	395	389
	US Bancorp	6.787%	10/26/2027	810	816
	US Bancorp	5.083%	5/15/2031	214	216
	US Bancorp	5.836%	6/12/2034	63	66
[3]	US Foods Inc.	6.875%	9/15/2028	15	15
[3]	US Foods Inc.	4.750%	2/15/2029	567	560
[3]	US Foods Inc.	5.750%	4/15/2033	205	205
[3]	UWM Holdings LLC	6.625%	2/1/2030	55	51
[3]	Vail Resorts Inc.	5.625%	7/15/2030	225	225
[3]	Vail Resorts Inc.	6.500%	5/15/2032	335	341
[3]	Valaris Ltd.	8.375%	4/30/2030	440	457
[3]	Venture Global LNG Inc.	9.500%	2/1/2029	1,135	1,223
[3]	Venture Global LNG Inc.	8.375%	6/1/2031	125	130
[3]	Venture Global LNG Inc.	9.875%	2/1/2032	715	763
[3]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	240	246
[3]	Venture Global Plaquemines LNG LLC	7.500%	5/1/2033	400	439
[3]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	270	281
[3]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	895	932
[3]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	700	742
	Verizon Communications Inc.	1.680%	10/30/2030	50	44
	Verizon Communications Inc.	4.750%	1/15/2033	432	425
	Verizon Communications Inc.	6.400%	9/15/2033	366	395
	Virginia Electric & Power Co.	5.300%	8/15/2033	73	74
[3]	Vistra Operations Co. LLC	5.000%	7/31/2027	80	80
[3]	Vistra Operations Co. LLC	7.750%	10/15/2031	25	26
[3]	Vistra Operations Co. LLC	6.875%	4/15/2032	115	119
[3]	Vistra Operations Co. LLC	5.250%	4/30/2033	550	546
	VMware LLC	2.200%	8/15/2031	60	53

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Wayfair LLC	7.250%	10/31/2029	290	299
[3]	Wayfair LLC	7.750%	9/15/2030	300	315
[3]	Wayfair LLC	7.125%	5/31/2034	135	139
	Wells Fargo & Co.	4.844%	5/20/2032	1,680	1,674
[3]	WESCO Distribution Inc.	6.375%	3/15/2029	200	204
[3]	WESCO Distribution Inc.	5.250%	4/15/2031	95	94
[3]	WESCO Distribution Inc.	6.625%	3/15/2032	240	247
[3]	WESCO Distribution Inc.	6.375%	3/15/2033	430	441
[3]	WESCO Distribution Inc.	5.500%	4/15/2034	95	94
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	150	151
[3]	WEX Inc.	6.500%	3/15/2033	125	125
	Whirlpool Corp.	6.125%	6/15/2030	115	106
[3]	Whirlpool Corp.	7.500%	7/1/2031	195	197
	Whirlpool Corp.	6.500%	6/15/2033	799	693
[3]	Whirlpool Corp.	7.875%	7/1/2034	85	85
[3]	WR Grace Holdings LLC	5.625%	8/15/2029	785	738
[3]	WR Grace Holdings LLC	7.375%	3/1/2031	125	126
[3]	WS Escrow LLC	7.750%	6/1/2033	335	344
[3]	WULF Compute LLC	7.750%	10/15/2030	305	320
[3]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	700	689
[3]	Wyndham Hotels & Resorts Inc.	5.625%	3/1/2033	195	192
[3]	XHR LP	4.875%	6/1/2029	195	191
[3]	XHR LP	6.625%	5/15/2030	155	159
[3]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	145	144
[3]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	810	838
[3]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	345	368
					317,139
Zambia (0.2%)
[3]	First Quantum Minerals Ltd.	8.625%	6/1/2031	345	359
[3]	First Quantum Minerals Ltd.	8.000%	3/1/2033	385	403
[3]	First Quantum Minerals Ltd.	7.250%	2/15/2034	65	66
					828
Total Corporate Bonds (Cost $375,914)					375,164
Floating Rate Loan Interests (2.4%)
China (0.1%)
[5]	Worthington Steel Inc. First Lien Initial Term Loan, TSFR12M + 4.000%	7.707%	6/1/2033	445	444
France (0.1%)
[5,9]	BASF Coatings First Lien Term Loan B, EURIBOR12M + 4.500%	7.348%	5/6/2033	250	286
[5]	Betclic Everest Group First Lien Term Loan B, TSFR12M + 2.750%	6.174%	12/9/2031	45	45
					331
Germany (0.0%)
[5]	TK Elevator Midco GmbH First Lien Term Loan B-1, TSFR6M + 2.750%	6.377%	4/30/2030	59	59
[5]	TK Elevator Midco GmbH First Lien Term Loan B-2, TSFR3M + 2.750%	6.480%	4/30/2030	35	35
					94
Luxembourg (0.1%)
[5,9]	Boluda Towage Luxembourg Sarl First Lien Term Loan B, EURIBOR12M + 2.750%	5.598%	5/27/2033	80	92
[5]	Boluda Towage Luxembourg Sarl First Lien Term Loan B, TSFR12M + 3.000%	6.707%	5/27/2033	60	60
[5,9]	LSF12 Pillar Investments Sarl First Lien Term Loan B, EURIBOR12M + 3.750%	6.682%	4/29/2033	240	274
					426
United Kingdom (0.0%)
[5]	Boots Group Finco LP First Lien Closing Date Term Loan, TSFR3M + 3.250%	6.920%	8/30/2032	309	309
United States (2.1%)
[5]	AAdvantage Loyalty IP Ltd. First Lien Incremental Term Loan, TSFR3M + 2.750%	6.425%	5/28/2032	483	483
[5]	AAdvantage Loyalty IP Ltd. First Lien Term Loan, TSFR3M + 2.250%	5.925%	4/20/2028	175	175
[5]	ADI Global Distribution Funding LLC First Lien Term Loan B, TSFR12M + 2.750%	6.457%	6/17/2033	40	40
[5]	American Airlines Inc. First Lien Term Loan, TSFR6M + 2.250%	5.935%	2/15/2028	30	29
[5]	Asurion LLC First Lien Term Loan B-13, TSFR3M + 4.250%	7.913%	9/19/2030	380	376
[5]	Asurion LLC First Lien Term Loan B-14, TSFR3M + 3.750%	7.413%	2/23/2033	195	184
[5]	AthenaHealth Group Inc. First Lien Fourth Amendment Term Loan, TSFR1M + 3.250%	6.894%	2/16/2032	198	196
[5]	Bausch + Lomb Corp. First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.394%	1/15/2031	588	588
[5]	Beach Acquisition Bidco LLC First Lien Term Loan B-1, TSFR1M + 2.750%	6.394%	9/13/2032	100	100
[5]	Belron Finance 2019 LLC First Lien Term Loan B, TSFR3M + 2.000%	5.657%	10/16/2031	375	375

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Bond US Bidco 1 Inc. First Lien Term Loan B, TSFR12M + 4.250%	8.061%	5/6/2033	60	60
[5]	Central Parent LLC First Lien Refinancing Term Loan, TSFR3M + 3.250%	6.950%	7/6/2029	98	50
[5]	Chobani LLC First Lien Closing Date Term Loan, TSFR1M + 2.250%	5.894%	10/28/2032	99	100
[5]	Clarios Global LP First Lien Amendment No. 7 Term Loan, TSFR1M + 2.500%	6.144%	1/28/2032	303	303
[5]	Clarios Global LP First Lien Term Loan, TSFR1M + 2.500%	6.144%	5/6/2030	578	578
[5]	Cotiviti Inc. First Lien Term Loan B, TSFR1M + 2.750%	6.370%	5/1/2031	55	50
[5]	Discovery Global Holdings Inc. First Lien Initial Term Loan, TSFR12M + 2.500%	6.241%	6/3/2033	245	245
[5]	Endo Finance Holdings LP First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.370%	4/23/2031	995	995
[5]	First Student Bidco Inc. First Lien Initial Term Loan B, TSFR3M + 2.250%	5.950%	8/15/2030	279	279
[5]	Graham Packaging Co. Inc. First Lien Initial Term Loan, TSFR1M + 2.250%	5.894%	1/26/2033	75	75
[5]	Gryphon Acquire NewCo LLC First Lien Term Loan, TSFR3M + 2.750%	6.414%	9/13/2032	688	688
[5]	Hologic Inc. First Lien Term Loan B, TSFR3M + 2.250%	5.995%	4/7/2033	590	577
[5]	Magnera Corp. First Lien Term Loan, TSFR1M + 4.250%	7.894%	11/4/2031	45	45
[5]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	6.644%	3/1/2029	530	469
[5]	Men's Wearhouse Inc. First Lien Initial Term Loan, TSFR3M + 5.750%	9.414%	1/28/2031	388	391
[5]	OAK-Eagle Acquireco Inc. First Lien Term Loan B-1, TSFR12M + 3.500%	6.967%	3/23/2033	295	296
[5,9]	OAK-Eagle Acquireco Inc. First Lien Term Loan B-2, EURIBOR12M + 3.500%	5.956%	3/24/2033	215	246
[5]	OPAL US LLC First Lien Term Loan B-6, TSFR3M + 2.500%	6.232%	4/28/2032	487	486
[5]	Pioneer OpCo LLC First Lien Term Loan B, TSFR12M + 3.250%	7.061%	5/16/2033	60	60
[5]	Prestige Brands Inc. First Lien Term Loan B, TSFR12M + 2.000%	5.707%	6/13/2033	95	95
[5]	Qnity Electronics Inc. First Lien Initial Term Loan, TSFR3M + 2.000%	5.666%	10/29/2032	119	119
[5]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 3.750%	7.508%	11/28/2028	501	475
[5]	Sazerac Co. Inc. First Lien Term Loan B-2, TSFR1M + 2.000%	5.630%	7/9/2032	902	900
[5]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR1M + 2.500%	6.144%	7/31/2031	854	843
[5]	TKO Worldwide Holdings LLC First Lien Term Loan B-7, TSFR3M + 1.750%	5.412%	11/21/2031	80	79
[5]	TransDigm Inc. First Lien Term Loan L, TSFR1M + 2.500%	6.120%	1/19/2032	10	10
[5]	TransDigm Inc. First Lien Term Loan M, TSFR1M + 2.500%	6.120%	8/19/2032	249	249
[5]	TransDigm Inc. First Lien Term Loan N, TSFR1M + 2.500%	6.120%	2/14/2033	50	50
[5]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	8.482%	5/6/2032	389	377
[5]	Versant Media Group Inc. First Lien Initial Term Loan, TSFR3M + 3.500%	7.232%	1/30/2031	90	90
					11,826
Total Floating Rate Loan Interests (Cost $13,602)					13,430
Sovereign Bonds (11.6%)
Argentina (0.9%)
[4]	Argentine Republic	1.000%	7/9/2029	99	90
[4]	Argentine Republic	0.750%	7/9/2030	2,170	1,920
[4]	Argentine Republic	5.000%	1/9/2038	2,305	1,922
[4]	Argentine Republic	3.500%	7/9/2041	190	142
[4]	Argentine Republic	4.125%	7/9/2046	582	446
[4]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/2027	317	323
					4,843
Azerbaijan (0.2%)
[7]	State Oil Co. of the Azerbaijan Republic	6.570%	7/7/2056	1,200	1,197
Bahrain (0.2%)
[4]	Kingdom of Bahrain	7.000%	10/12/2028	303	305
[3,4]	Kingdom of Bahrain	7.125%	6/10/2036	730	722
					1,027
Benin (0.1%)
[4]	Benin Government Bond	7.960%	2/13/2038	200	213
[4]	Benin Government Bond	8.375%	1/23/2041	500	540
					753
Bolivia (0.1%)
[3,4]	Bolivia Government Bond	9.450%	5/14/2031	400	409
Brazil (0.0%)
	Federative Republic of Brazil	6.125%	1/22/2032	200	204
Bulgaria (0.0%)
[4]	Republic of Bulgaria	5.000%	3/5/2037	1	1
Colombia (0.3%)
	Ecopetrol SA	7.750%	2/1/2032	603	631
	Ecopetrol SA	8.875%	1/13/2033	947	1,037
[4]	Republic of Colombia	6.500%	1/21/2033	200	203
					1,871

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dominican Republic (0.8%)
[4]	Dominican Republic	6.000%	7/19/2028	450	456
[4]	Dominican Republic	4.500%	1/30/2030	1,720	1,660
[4]	Dominican Republic	7.050%	2/3/2031	2,385	2,512
					4,628
Ecuador (0.3%)
[4]	Republic of Ecuador	0.000%	7/31/2030	1,015	877
[4]	Republic of Ecuador	6.900%	7/31/2035	820	753
[4]	Republic of Ecuador	5.000%	7/31/2040	130	109
					1,739
Egypt (0.2%)
[4]	Arab Republic of Egypt	6.588%	2/21/2028	217	219
[4]	Arab Republic of Egypt	7.625%	5/29/2032	395	404
[4]	Arab Republic of Egypt	8.500%	1/31/2047	400	392
					1,015
El Salvador (0.1%)
[4]	Republic of El Salvador	9.250%	4/17/2030	150	161
[4]	Republic of El Salvador	9.650%	11/21/2054	245	281
					442
Germany (0.0%)
[9]	Federal Republic of Germany	1.250%	8/15/2048	97	74
Ghana (0.1%)
[4]	Republic of Ghana	0.000%	7/3/2026	36	36
[4]	Republic of Ghana	5.000%	7/3/2029	263	259
					295
Hungary (0.3%)
[4,9,12]	Magyar Export-Import Bank Zrt.	4.500%	11/27/2031	200	234
[9]	Republic of Hungary	4.250%	5/26/2033	366	431
[4,9]	Republic of Hungary	5.375%	9/12/2033	22	28
[4]	Republic of Hungary	6.750%	9/23/2055	714	778
					1,471
Indonesia (0.8%)
[9]	Republic of Indonesia	1.100%	3/12/2033	600	561
[9]	Republic of Indonesia	3.750%	10/16/2033	1,810	1,992
[9]	Republic of Indonesia	4.100%	3/4/2034	1,009	1,130
[4]	Republic of Indonesia	5.690%	5/29/2036	1,000	1,021
					4,704
Ivory Coast (0.1%)
[4]	Ivory Coast Government Bond	6.125%	6/15/2033	415	413
[4]	Ivory Coast Government Bond	8.075%	4/1/2036	241	264
					677
Jordan (0.2%)
[4]	Hashemite Kingdom of Jordan	7.750%	1/15/2028	400	414
[4]	Hashemite Kingdom of Jordan	7.500%	1/13/2029	200	209
[4]	Hashemite Kingdom of Jordan	7.375%	10/10/2047	500	499
					1,122
Kazakhstan (0.0%)
[4]	Baiterek National Investment Holding JSC	5.450%	5/8/2028	200	202
Kenya (0.1%)
[4]	Republic of Kenya	7.875%	2/26/2034	700	695
Mexico (2.1%)
[4]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	810	812
	Petroleos Mexicanos	8.750%	6/2/2029	3,653	3,907
	Petroleos Mexicanos	6.840%	1/23/2030	1,967	2,021
	Petroleos Mexicanos	6.750%	9/21/2047	176	150
	Petroleos Mexicanos	6.350%	2/12/2048	144	118
	Petroleos Mexicanos	6.950%	1/28/2060	128	108
[4]	United Mexican States	5.850%	7/2/2032	354	358
[4]	United Mexican States	5.375%	3/22/2033	509	499
[4]	United Mexican States	3.500%	2/12/2034	1,248	1,065
[4]	United Mexican States	6.250%	8/27/2037	2,639	2,639
					11,677

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Morocco (0.5%)
[3,9]	Kingdom of Morocco	5.125%	5/26/2038	1,600	1,865
[4]	OCP SA	6.100%	4/30/2030	685	702
					2,567
Pakistan (0.1%)
[4]	Pakistan Global Sukuk Programme Co. Ltd.	7.950%	1/31/2029	675	693
Panama (0.1%)
[4]	Republic of Panama	5.227%	2/23/2034	267	263
Paraguay (0.4%)
[4]	Paraguay Government Bond	4.950%	4/28/2031	1,401	1,401
[3,4]	Paraguay Government Bond	6.650%	3/4/2055	724	778
					2,179
Philippines (0.6%)
	Republic of the Philippines	5.325%	6/24/2036	3,500	3,505
Poland (0.1%)
[4]	Republic of Poland	6.125%	4/14/2056	329	334
Qatar (0.1%)
[4]	Qatar Energy	3.300%	7/12/2051	1,200	819
Romania (0.1%)
[4,9]	Republic of Romania	5.875%	7/11/2032	20	24
[4,9]	Republic of Romania	4.625%	3/4/2033	117	129
[4,9]	Republic of Romania	5.375%	6/7/2033	140	161
[4]	Republic of Romania	6.375%	1/30/2034	72	73
[3,4]	Republic of Romania	5.750%	7/4/2036	435	417
					804
Saudi Arabia (0.6%)
[4]	Kingdom of Saudi Arabia	5.875%	1/12/2056	3,180	3,095
[4]	Kingdom of Saudi Arabia	3.450%	2/2/2061	264	167
[4]	Saudi Arabian Oil Co.	6.375%	6/2/2055	300	306
					3,568
Serbia (0.2%)
[4,9]	Serbia International Bond	1.500%	6/26/2029	230	244
[4]	Serbia International Bond	2.125%	12/1/2030	763	667
					911
South Africa (0.2%)
[4]	Republic of South Africa	4.850%	9/30/2029	370	367
	Republic of South Africa	7.250%	12/11/2055	645	644
					1,011
Sri Lanka (0.0%)
[3]	Republic of Sri Lanka	4.000%	4/15/2028	13	13
[4]	Republic of Sri Lanka	3.100%	1/15/2030	32	32
[3,4]	Republic of Sri Lanka	3.100%	1/15/2030	65	66
[4]	Republic of Sri Lanka	3.350%	3/15/2033	28	27
[4]	Republic of Sri Lanka	3.600%	6/15/2035	30	25
[4]	Republic of Sri Lanka	3.600%	2/15/2038	43	44
					207
Trinidad And Tobago (0.1%)
[3,4]	Republic of Trinidad & Tobago	6.500%	1/28/2036	700	718
Turkiye (0.9%)
[3,4,7]	Hazine Mustesarligi Varlik Kiralama A/S	6.700%	7/2/2032	439	439
[4]	Republic of Turkiye	9.875%	1/15/2028	222	235
[4]	Republic of Turkiye	5.125%	2/17/2028	200	198
	Republic of Turkiye	6.375%	5/22/2031	606	604
	Republic of Turkiye	7.250%	5/29/2032	1,200	1,234
	Republic of Turkiye	6.300%	3/14/2033	2,240	2,187
[4]	Republic of Turkiye	4.875%	4/16/2043	226	172
					5,069
Ukraine (0.2%)
[4]	Ukraine Government Bond	4.000%	2/1/2032	400	331
[4]	Ukraine Government Bond	0.000%	2/1/2036	282	169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Ukraine Government Bond	4.500%	2/1/2036	493	339
					839
United Arab Emirates (0.3%)
[4]	Emirate of Abu Dhabi United Arab Emirates	5.500%	4/30/2054	1,800	1,765
Uzbekistan (0.1%)
[3,4]	Uzbekneftegaz JSC	8.750%	5/7/2030	390	419
Zambia (0.1%)
[4]	Republic of Zambia	5.750%	6/30/2033	290	286
Total Sovereign Bonds (Cost $64,098)					65,003
				Shares
Temporary Cash Investments (1.0%)
Money Market Fund (0.4%)
[13]	Vanguard Market Liquidity Fund	3.682%		22,703	2,270
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.6%)
	United States Treasury Bill	3.879%	6/10/2027	3,602	3,471
Total Temporary Cash Investments (Cost $5,744)					5,741
Total Investments (99.8%) (Cost $559,093)					558,743
Other Assets and Liabilities—Net (0.2%)					1,136
Net Assets (100%)					559,879

Cost is in $000.

1	Securities with a value of $425 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $3,920 have been segregated as initial margin for open centrally cleared swap contracts.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $261,635, representing 46.7% of net assets.

4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

6	Security value determined using significant unobservable inputs.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2026.
8
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

9	Face amount denominated in euro.
10	Payment-in-kind (PIK) security which may pay interest as additional principal.
11	Face amount denominated in Canadian dollars.
12	Guaranteed by the Republic of Hungary.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
EURIBOR12M—Euro Interbank Offered Rate 12-Month.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	114	23,499	(25)
10-Year U.S. Treasury Note	September 2026	43	4,725	7
Long U.S. Treasury Bond	September 2026	47	5,335	118
100

Short Futures Contracts
5-Year U.S. Treasury Note	September 2026	(54)	(5,781)	(7)
10-Year Government of Canada Bond	September 2026	(4)	(342)	(5)
Euro-Bobl	September 2026	(21)	(2,768)	(19)
Euro-Bund	September 2026	(37)	(5,383)	(69)
Euro-Buxl	September 2026	(2)	(254)	(7)
Ultra Long U.S. Treasury Bond	September 2026	(49)	(5,692)	(73)
(180)
(80)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/16/2026	EUR	302	USD	349	—	(3)
HSBC Bank plc	9/16/2026	EUR	109	USD	126	—	(1)
State Street Bank & Trust Co.	9/16/2026	USD	252	CAD	351	3	—
State Street Bank & Trust Co.	9/16/2026	USD	4	CAD	5	—	—
Toronto-Dominion Bank	9/16/2026	USD	1	CAD	1	—	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	1	CAD	1	—	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	10,568	EUR	9,134	98	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	366	EUR	321	—	(1)
Wells Fargo Bank N.A.	9/16/2026	USD	208	EUR	182	—	—
HSBC Bank plc	9/16/2026	USD	175	EUR	150	3	—
State Street Bank & Trust Co.	9/16/2026	USD	146	EUR	128	—	(1)
Barclays Bank plc	9/16/2026	USD	14	EUR	12	—	—
						104	(6)

CAD—Canadian dollar.
EUR—euro.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S46-V2	6/20/2031	USD	37,100	5.000	3,010	800
Republic of South Africa	6/20/2031	USD	2,550	1.000	(27)	32
Republic of Turkiye	6/20/2031	USD	385	1.000	(20)	10
						842

Credit Protection Purchased
Republic of Colombia	6/20/2031	USD	14	(1.000)	—	—
						842

1Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	38,561	—	38,561
Asset-Backed/Commercial Mortgage-Backed Securities	—	60,254	590	60,844
Corporate Bonds	—	375,164	—	375,164
Floating Rate Loan Interests	—	13,430	—	13,430
Sovereign Bonds	—	65,003	—	65,003
Temporary Cash Investments	2,270	3,471	—	5,741
Total	2,270	555,883	590	558,743

Derivative Financial Instruments
Assets
Futures Contracts[1]	125	—	—	125
Forward Currency Contracts	—	104	—	104
Swap Contracts[1]	—	842	—	842
Total	125	946	—	1,071
Liabilities
Futures Contracts[1]	(205)	—	—	(205)
Forward Currency Contracts	—	(6)	—	(6)
Total	(205)	(6)	—	(211)

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.